UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  3/31/14

Item 1. Schedule of Investments.

Mutual Beacon Fund

Statement of Investments, March 31, 2014 (unaudited)

	Country	Shares/Rights/Units	Value
Common Stocks and Other Equity Interests 83.2%
Auto Components 0.5%
[a,b]International Automotive Components Group Brazil LLC	Brazil	2,846,329	$503,686
[a,b,c]International Automotive Components Group North America, LLC	United States	22,836,904	20,079,805
			20,583,491
Banks 5.8%
[a,b,d]First Southern Bancorp Inc.	United States	1,065,450	6,352,426
JPMorgan Chase & Co.	United States	1,556,910	94,520,006
SunTrust Banks Inc.	United States	1,011,186	40,235,091
Wells Fargo & Co.	United States	2,188,070	108,834,602
			249,942,125
Beverages 0.4%
PepsiCo Inc.	United States	211,781	17,683,714
Chemicals 1.0%
[a,e,f]Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
Tronox Ltd., A	United States	1,822,297	43,316,000
			43,316,000
Communications Equipment 1.1%
Cisco Systems Inc.	United States	2,094,362	46,934,652
Construction & Engineering 0.6%
Sinopec Engineering Group Co. Ltd.	China	25,410,000	27,452,739
Consumer Finance 0.0%†
[a]Comdisco Holding Co. Inc.	United States	1,223	6,115
Diversified Financial Services 0.2%
[a]ING Groep NV, IDR	Netherlands	752,843	10,657,920
Diversified Telecommunication Services 3.5%
[a,e,f]Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
[a]Koninklijke KPN NV	Netherlands	16,967,890	59,965,494
TDC AS	Denmark	6,263,530	57,912,699
Telenor ASA	Norway	1,520,290	33,692,817
			151,571,010
Energy Equipment & Services 3.2%
Fugro NV, IDR	Netherlands	630,301	38,762,318
[a]Rowan Cos. PLC	United States	1,001,305	33,723,953
Transocean Ltd.	United States	1,620,235	66,980,515
			139,466,786
Food & Staples Retailing 3.9%
CVS Caremark Corp.	United States	507,996	38,028,581
Tesco PLC	United Kingdom	16,706,220	82,288,061
Walgreen Co.	United States	727,201	48,017,082
			168,333,724
Health Care Equipment & Supplies 2.9%
Medtronic Inc.	United States	2,043,050	125,729,297
Health Care Providers & Services 2.3%
Cigna Corp.	United States	721,733	60,430,704
UnitedHealth Group Inc.	United States	486,384	39,878,624
			100,309,328
Insurance 6.1%
ACE Ltd.	United States	417,424	41,350,021
The Allstate Corp.	United States	431,373	24,407,084
American International Group Inc.	United States	653,258	32,669,433
[a,b]Olympus Re Holdings Ltd.	United States	106,700	—
RSA Insurance Group PLC	United Kingdom	45,499,427	67,946,546
[a]RSA Insurance Group PLC, rts., 4/09/14	United Kingdom	17,062,285	9,102,524

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Beacon Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

White Mountains Insurance Group Ltd.	United States	146,141	87,669,986
			263,145,594
Internet Software & Services 0.1%
[a]Google Inc., A	United States	3,700	4,123,687

IT Services 2.3%
[d]Polaris Financial Technology Ltd.	India	7,108,509	22,765,233
Xerox Corp.	United States	6,681,997	75,506,566
			98,271,799
Machinery 0.5%
[a]CNH Industrial NV (EUR Traded)	Netherlands	408,023	4,691,343
[a]CNH Industrial NV, special voting (EUR Traded)	Netherlands	1,463,251	16,824,082
			21,515,425
Media 10.0%
CBS Corp., B	United States	709,201	43,828,622
CBS Outdoor Americas Inc.	United States	13,636	398,853
Cengage Learning Acquisitions Inc.	United States	230,112	7,766,280
Comcast Corp., Special A	United States	731,577	35,671,694
Reed Elsevier PLC	United Kingdom	3,983,176	60,844,051
RTL Group SA	Germany	528,912	60,587,028
Time Warner Cable Inc.	United States	424,034	58,168,984
[a]Tribune Co., A	United States	382,415	30,459,355
[a]Tribune Co., B	United States	234,472	18,675,695
Twenty-First Century Fox Inc., B	United States	3,687,347	114,750,239
			431,150,801
Metals & Mining 2.7%
Freeport-McMoRan Copper & Gold Inc., B	United States	2,255,259	74,581,415
[a,b,d]PMG LLC	United States	5,455	365,237
[a]ThyssenKrupp AG	Germany	1,603,543	43,005,225
			117,951,877
Oil, Gas & Consumable Fuels 5.7%
Apache Corp.	United States	823,010	68,268,679
BG Group PLC	United Kingdom	1,888,700	35,179,364
China Shenhua Energy Co. Ltd., H	China	4,133,012	11,935,804
CONSOL Energy Inc.	United States	76,947	3,074,033
Marathon Oil Corp.	United States	739,637	26,271,906
Petroleo Brasileiro SA, ADR	Brazil	1,483,826	19,512,312
[a]WPX Energy Inc.	United States	4,709,759	84,916,955
			249,159,053
Personal Products 1.2%
Avon Products Inc.	United States	3,437,800	50,329,392

Pharmaceuticals 7.3%
[a]Hospira Inc.	United States	1,327,284	57,405,033
Merck & Co. Inc.	United States	2,005,510	113,852,803
Novartis AG, ADR	Switzerland	677,230	57,578,094
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,620,652	85,635,252
			314,471,182
Real Estate Management & Development 1.8%
Brookfield Property Partners LP	United States	291,289	5,447,104
[e]Canary Wharf Group PLC	United Kingdom	10,069,634	73,183,648
			78,630,752
Semiconductors & Semiconductor Equipment 0.9%
Samsung Electronics Co. Ltd.	South Korea	12,376	15,608,008
Tokyo Electron Ltd., ADR	Japan	1,490,000	23,303,600
			38,911,608
Software 7.8%
[a]Check Point Software Technologies Ltd.	Israel	873,581	59,080,283
Microsoft Corp.	United States	3,409,670	139,762,373
Open Text Corp.	Canada	839,150	40,035,847
Symantec Corp.	United States	4,968,542	99,221,784
			338,100,287
Specialty Retail 1.9%
[a]Dufry AG	Switzerland	488,180	83,940,452

Mutual Beacon Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Technology Hardware, Storage & Peripherals 1.9%
Apple Inc.	United States	98,980		53,126,525
SanDisk Corp.	United States	371,025		30,123,520
				83,250,045
Tobacco 4.9%
Altria Group Inc.	United States	1,226,277		45,899,548
British American Tobacco PLC	United Kingdom	1,926,205		107,103,963
Lorillard Inc.	United States	1,060,421		57,347,568
				210,351,079
Wireless Telecommunication Services 2.7%
Tele2 AB, B	Sweden	3,789,690		47,021,247
Vodafone Group PLC	United Kingdom	19,026,069		69,869,706
				116,890,953
Total Common Stocks and Other Equity Interests (Cost $2,633,058,223)				3,602,180,887
Convertible Preferred Stocks (Cost $1,821,000) 0.1%
Banks 0.1%
[a,b,d]First Southern Bancorp Inc., cvt. pfd., C	United States	1,821		4,204,981

Preferred Stocks 2.4%
Automobiles 1.1%
Porsche Automobile Holding SE, pfd.	Germany	482,830		49,580,577

Semiconductors & Semiconductor Equipment 1.3%
Samsung Electronics Co. Ltd., pfd.	South Korea	55,187		54,777,593

Total Preferred Stocks (Cost $75,559,068)				104,358,170
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 6.8%
[h]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	43,636,000		45,463,257
[i]Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan, first lien,
1/28/18,
B5, 4.488%	United States	8,410,000		7,848,893
B6, 5.488%	United States	35,475,000		33,546,047
[g,i]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,458,000		1,477,440
Clear Channel Communications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000		19,911,015
[i]Tranche B Term Loan, 3.803%, 1/29/16	United States	226,261		223,806
[i]Tranche C Term Loan, 3.803%, 1/29/16	United States	44,213		43,495
[i]Tranche D Term Loan, 6.903%, 1/30/19	United States	15,813,482		15,510,069
[i]Tranche E Term Loan, 7.653%, 7/30/19	United States	5,080,935		5,084,111
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	3,030,000		3,620,850
senior note, 11.75%, 8/15/21	United States	12,909,000		13,618,995
[h]senior secured bond, 144A, 8.25%, 1/15/21	United States	2,193,000		2,390,370
[h,j]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	8,166,083		7,716,949
[i]The Great Atlantic & Pacific Tea Co. Inc., senior secured, First Lien Exit Term Loan,
11.00%, 3/13/17	United States	14,179,971		14,747,170
[i]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	21,591,501		21,507,834
[i]KIK Custom Products Inc., Second Lien Term Loan, 9.50%, 11/17/19	United States	22,739,000		23,023,237
NGPL PipeCo LLC,
[h]secured note, 144A, 7.119%, 12/15/17	United States	8,028,000		7,927,650
[h,k]senior secured note, 144A, 9.625%, 6/01/19	United States	11,912,000		12,775,620
[i]Term Loan B, 6.75%, 9/15/17	United States	707,822		693,960
[i]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.737%, 10/10/17	United States	46,282,735		33,497,129
[h]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	28,306,000		21,866,385
[h]Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,
senior secured note	Italy	853,000		899,361
third lien	Italy	1,992,000	EUR	2,894,981
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $294,041,839)				296,288,624
Corporate Notes in Reorganization (Cost $10,848) 0.0%
[b,l]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848		—

Mutual Beacon Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)
		Shares
Companies in Liquidation 1.7%
[a]Adelphia Recovery Trust	United States	48,268,724		289,612
[a,f]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087		123,222
[a,b,c,d]CB FIM Coinvestors LLC	United States	15,831,950		—
[a,e,f]Century Communications Corp., Contingent Distribution	United States	16,986,000		—
[a,b]FIM Coinvestor Holdings I, LLC	United States	19,805,560		—
[a,m]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446		71,781,796
[a,e,f]Tribune Litigation Trust, Contingent Distribution	United States	496,443		—
Total Companies in Liquidation (Cost $77,636,913)				72,194,630
		Principal Amount*
Municipal Bonds (Cost $11,002,391) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	11,786,000		11,008,831
	Counterparty	Notional Amount*
Options Purchased 0.2%
Payer Swaptions – Over-the-counter
Interest Rate 0.0%†
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/08/17	UBSW	5,500,000,000	JPY	235,510
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/14/17	MSCS	5,583,183,000	JPY	244,376
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/16/17	MSCS	5,107,000,000	JPY	226,802
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 6/15/17	MSCS	6,058,062,500	JPY	359,122
				1,065,810
Puts - Over-the-Counter
Currency Options 0.2%
JPY/USD, June Strike Price 90 JPY, Expires 6/15/17	BANT	1,764,720,000	JPY	2,458,255
JPY/USD, June Strike Price 95 JPY, Expires 6/15/17	BANT	2,393,646,600	JPY	2,400,853
JPY/USD, June Strike Price 100 JPY, Expires 6/15/17	BANT	3,166,692,000	JPY	2,238,376
				7,097,484
Total Options Purchased (Cost $10,808,994)				8,163,294
Total Investments before Short Term Investments (Cost $3,103,939,276)				4,098,399,417
	Country	Principal Amount*
Short Term Investments 5.4%
U.S. Government and Agency Securities 5.4%
[n]FHLB, 4/01/14	United States	12,900,000		12,900,000
[n,o]U.S. Treasury Bills, 4/03/14 - 9/25/14	United States	221,900,000		221,880,999
Total U.S. Government and Agency Securities (Cost $234,771,228)				234,780,999
Total Investments before Money Market Funds (Cost $3,338,710,504)				4,333,180,416
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$1,167,040) 0.0%†
Money Market Funds 0.0%†
[p]BNY Mellon Overnight Government Fund, 0.052%	United States	1,167,040		1,167,040
Total Investments (Cost $3,339,877,544) 100.1%				4,334,347,456
Securities Sold Short (0.6)%				(24,720,963)
Other Assets, less Liabilities 0.5%				18,805,751
Net Assets 100.0%				$4,328,432,244

Securities Sold Short (Proceeds $23,218,349) (0.6)%
Common Stocks (0.6)%
Semiconductors & Semiconductor Equipment (0.6)%
Applied Materials Inc.	United States	1,210,625		$(24,720,963)

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

Mutual Beacon Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
b See Note 5 regarding restricted securities.
c At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 6 regarding holdings of 5% voting securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $73,183,648, representing 1.70% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security purchased on a when-issued basis.
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $101,934,573, representing 2.35% of net assets.
i The coupon rate shown represents the rate at period end.
j Income may be received in additional securities and/or cash.
k A portion or all of the security is on loan at March 31, 2014.
l Defaulted security or security for which income has been deemed uncollectible.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
n The security is traded on a discount basis with no stated coupon rate.
o Security or a portion of the security has been pledged as collateral for securities sold short, open futures and forward contracts. At March 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $49,826,474, representing 1.15% of net assets.
p The rate shown is the annualized seven-day yield at period end.

At March 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of		Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts		Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD		Short		526	90,564,050	6/16/14	$617,820	$-
GBP/USD		Short		1,010	105,178,875	6/16/14	-	(260,054)
Unrealized appreciation (depreciation)							617,820	(260,054)
Net unrealized appreciation (depreciation)							$357,766

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy	5,813,231		$7,953,049	4/16/14	$56,157	$-
Euro	BANT	Sell	36,791,152		50,003,774	4/16/14	-	(685,409)
Euro	BBU	Buy	11,341,077		15,527,576	4/16/14	97,648	-
Euro	BBU	Sell	40,488,514		55,052,435	4/16/14	-	(730,807)
Euro	BONY	Buy	757,228		1,039,464	4/16/14	3,811	-
Euro	BONY	Sell	176,497		241,529	4/16/14	-	(1,641)
Euro	FBCO	Sell	500,958		681,837	4/16/14	-	(8,361)
Euro	HSBC	Buy	4,353,080		5,957,902	4/16/14	39,574	-
Euro	HSBC	Sell	682,350		925,936	4/16/14	-	(14,175)
Euro	SCBT	Buy	6,736,042		9,229,892	4/16/14	50,721	-
Euro	SCBT	Sell	721,831		981,669	4/16/14	-	(12,837)
Euro	SSBT	Buy	237,981		327,315	4/16/14	565	-
Euro	SSBT	Sell	164,260		224,622	4/16/14	-	(1,688)
British Pound	BANT	Sell	20,730,560		33,657,690	4/22/14	-	(897,628)

Mutual Beacon Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
British Pound	BBU	Sell	1,483,363	2,441,417	4/22/14	-	(31,168)
British Pound	BONY	Sell	905,405	1,480,722	4/22/14	-	(28,478)
British Pound	FBCO	Sell	16,180,906	26,083,620	4/22/14	-	(887,979)
British Pound	HSBC	Sell	1,408,310	2,322,374	4/22/14	-	(25,108)
British Pound	SCBT	Sell	28,900,417	46,613,359	4/22/14	-	(1,560,116)
Swedish Krona	BANT	Buy	11,691,024	1,782,735	5/12/14	22,514	-
Swedish Krona	BANT	Sell	199,271,099	30,214,976	5/12/14	-	(555,114)
Swedish Krona	BBU	Sell	70,039,608	10,685,649	5/12/14	2,598	(131,989)
Swedish Krona	BONY	Sell	35,092,297	5,323,743	5/12/14	-	(94,971)
Swedish Krona	SSBT	Sell	3,564,676	552,389	5/12/14	1,956	-
Euro	BANT	Sell	23,711,305	31,995,338	5/15/14	2,830	(674,274)
Euro	BBU	Sell	8,009,022	10,893,188	5/15/14	101	(140,846)
Euro	BONY	Sell	1,367,480	1,878,785	5/15/14	1,836	(7,011)
Euro	HSBC	Sell	2,812,958	3,851,427	5/15/14	2,938	(26,889)
Euro	SCBT	Sell	1,883,093	2,580,412	5/15/14	1,232	(15,135)
Euro	SSBT	Sell	1,126,588	1,538,661	5/15/14	-	(13,426)
Euro	HSBC	Sell	981,121	1,322,968	5/19/14	-	(28,704)
Euro	SCBT	Sell	1,829,865	2,470,153	5/19/14	-	(50,817)
British Pound	BANT	Buy	17,539,160	28,759,998	5/21/14	469,129	-
British Pound	BANT	Sell	2,537,450	4,195,119	5/21/14	4,881	(38,441)
British Pound	BBU	Buy	8,184,034	13,449,539	5/21/14	189,208	-
British Pound	BBU	Sell	52,844,582	85,114,106	5/21/14	6,246	(2,957,988)
British Pound	BONY	Buy	2,179,886	3,627,494	5/21/14	5,301	-
British Pound	BONY	Sell	468,519	780,999	5/21/14	209	-
British Pound	FBCO	Buy	5,643,614	9,383,970	5/21/14	21,150	-
British Pound	FBCO	Sell	430,305	717,387	5/21/14	281	-
British Pound	HSBC	Buy	961,454	1,596,432	5/21/14	5,837	-
British Pound	HSBC	Sell	37,928,605	61,148,451	5/21/14	1,286	(2,061,108)
British Pound	SCBT	Buy	3,916,812	6,518,846	5/21/14	8,547	-
British Pound	SCBT	Sell	74,036	120,791	5/21/14	-	(2,591)
British Pound	SSBT	Buy	5,211,340	8,663,770	5/21/14	20,963	-
Norwegian Krone	BANT	Buy	24,178,219	3,877,249	5/21/14	152,669	-
Norwegian Krone	BANT	Sell	210,087,137	34,257,254	5/21/14	-	(759,141)
Norwegian Krone	BBU	Buy	15,450,287	2,558,719	5/21/14	22,844	(6,378)
Norwegian Krone	BBU	Sell	11,536,711	1,906,799	5/21/14	-	(16,089)
Norwegian Krone	BONY	Sell	4,900,000	807,692	5/21/14	-	(9,018)
Norwegian Krone	SSBT	Buy	8,667,713	1,424,800	5/21/14	20,312	(416)
Euro	BANT	Buy	3,275,075	4,543,345	7/17/14	1,067	(32,584)
Euro	BANT	Sell	15,829,721	21,535,644	7/17/14	-	(271,788)
Euro	BBU	Buy	1,046,364	1,455,586	7/17/14	-	(14,088)
Euro	BBU	Sell	11,808,282	16,052,533	7/17/14	-	(214,861)
Euro	BONY	Sell	309,827	421,992	7/17/14	-	(4,834)
Euro	HSBC	Buy	940,370	1,306,207	7/17/14	-	(10,729)
Euro	HSBC	Sell	10,059,293	13,743,866	7/17/14	-	(114,076)
Euro	SCBT	Buy	1,321,950	1,829,619	7/17/14	1,448	(9,915)
Euro	SCBT	Sell	11,590,846	15,763,551	7/17/14	-	(204,298)
Euro	SSBT	Buy	940,370	1,306,338	7/17/14	-	(10,860)
Euro	SSBT	Sell	208,798	285,859	7/17/14	-	(1,786)
British Pound	BANT	Buy	611,620	1,016,930	7/21/14	1,855	-
British Pound	BANT	Sell	21,771,503	35,520,207	7/21/14	-	(744,948)
British Pound	BBU	Buy	5,345,359	8,916,549	7/21/14	9,383	(22,079)
British Pound	BBU	Sell	37,192,123	60,697,122	7/21/14	5,307	(1,259,723)
British Pound	FBCO	Buy	2,100,469	3,514,683	7/21/14	-	(15,897)

Mutual Beacon Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

British Pound	HSBC	Buy	2,446,479	4,069,388	7/21/14	5,753	-
British Pound	HSBC	Sell	8,276,305	13,581,416	7/21/14	-	(204,563)
British Pound	SCBT	Sell	1,022,893	1,713,108	7/21/14	9,259	-
British Pound	SSBT	Buy	3,533,010	5,885,523	7/21/14	8,677	(9,207)
South Korean Won	BANT	Buy	2,764,010,180	2,552,912	8/12/14	25,332	-
South Korean Won	BANT	Sell	24,952,681,582	23,140,525	8/12/14	7,045	(142,159)
South Korean Won	FBCO	Buy	1,621,249,369	1,505,861	8/12/14	6,426	-
South Korean Won	FBCO	Sell	28,910,302,660	26,860,595	8/12/14	6,801	(113,478)
South Korean Won	HSBC	Buy	451,157,598	417,739	8/12/14	3,097	-
South Korean Won	HSBC	Sell	24,068,157,780	22,389,779	8/12/14	10,541	(71,324)
Swiss Franc	BANT	Sell	68,903,960	76,936,088	8/12/14	-	(1,100,956)
Swiss Franc	FBCO	Sell	1,319,937	1,489,291	8/12/14	-	(5,601)
Swiss Franc	SCBT	Sell	1,697,674	1,906,321	8/12/14	-	(16,377)
Swiss Franc	SSBT	Sell	963,700	1,102,972	8/12/14	11,536	-
Danish Krone	BANT	Buy	10,059,229	1,879,903	8/14/14	-	(21,916)
Danish Krone	BANT	Sell	10,925,540	2,015,506	8/14/14	-	(2,493)
Danish Krone	BBU	Buy	8,280,480	1,539,677	8/14/14	-	(10,233)
Danish Krone	BBU	Sell	284,959,293	51,942,999	8/14/14	-	(690,329)
Danish Krone	BONY	Buy	4,271,473	794,530	8/14/14	-	(5,569)
Danish Krone	BONY	Sell	1,799,935	331,886	8/14/14	-	(570)
British Pound	BANT	Sell	10,469,663	17,490,619	8/19/14	55,177	-
British Pound	BBU	Sell	21,517,229	35,933,772	8/19/14	100,489	-
British Pound	HSBC	Sell	16,137,922	26,956,785	8/19/14	81,823	-
Euro	BANT	Sell	1,937,583	2,650,866	8/29/14	-	(18,375)
Euro	BBU	Sell	1,937,602	2,648,973	8/29/14	-	(20,294)
Unrealized appreciation (depreciation)						1,564,360	(17,841,651)
Net unrealized appreciation (depreciation)							$(16,277,291)

a May be comprised of multiple contracts using the same currency and settlement date.

Mutual Beacon Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
MSCS	-	Morgan Stanley Capital Services, LLC
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.
UBSW	-	UBS AG

Currency

EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
IDR	-	International Depositary Receipt
LIBOR	-	London InterBank Offered Rate
PIK	-	Payment-In-Kind

Mutual European Fund

Statement of Investments, March 31, 2014 (unaudited)

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 88.5%
Aerospace & Defense 2.4%
Safran SA	France	1,054,339	$73,054,692
Airlines 2.6%
[a]International Consolidated Airlines Group SA	United Kingdom	11,317,920	78,729,520
Auto Components 1.9%
Cie Generale des Etablissements Michelin, B	France	172,748	21,606,748
Pirelli & C. SpA	Italy	2,387,838	37,505,583
			59,112,331
Banks 6.6%
Barclays PLC	United Kingdom	10,495,539	40,843,858
BNP Paribas SA	France	780,500	60,210,132
HSBC Holdings PLC	United Kingdom	5,654,910	57,267,850
Societe Generale	France	713,390	43,940,938
			202,262,778
Capital Markets 0.4%
[a,b]Acquisition 1234 PLC	United Kingdom	99,875	9,991
Credit Suisse Group AG	Switzerland	423,562	13,698,685
			13,708,676
Construction & Engineering 2.2%
FLSmidth & Co. AS	Denmark	579,918	29,260,518
Vinci SA	France	504,954	37,506,571
			66,767,089
Construction Materials 1.7%
SA des Ciments Vicat	France	635,059	53,522,792
Containers & Packaging 1.2%
Rexam PLC	United Kingdom	4,639,029	37,664,368
Diversified Financial Services 2.5%
Deutsche Boerse AG	Germany	100,870	8,028,799
[a]ING Groep NV, IDR	Netherlands	4,655,967	65,914,040
Oslo Bors VPS Holding ASA	Norway	340,000	4,159,360
			78,102,199
Diversified Telecommunication Services 5.6%
[a]Hellenic Telecommunications Organization SA	Greece	1,127,440	18,640,643
[a]Koninklijke KPN NV	Netherlands	15,986,270	56,496,393
TDC AS	Denmark	5,555,075	51,362,312
Telenor ASA	Norway	1,147,612	25,433,491
Vivendi SA	France	730,797	20,359,360
			172,292,199
Electric Utilities 1.0%
Enel SpA	Italy	5,139,374	29,088,871
Energy Equipment & Services 1.1%
[a,b]DeepOcean Group Holding BV	Netherlands	915,467	24,717,609
Fugro NV, IDR	Netherlands	134,731	8,285,701
			33,003,310
Food & Staples Retailing 4.3%
Metro AG	Germany	1,593,016	65,022,656
Tesco PLC	United Kingdom	13,556,740	66,775,001
			131,797,657
Hotels, Restaurants & Leisure 2.3%
Accor SA	France	1,395,346	71,450,004
Industrial Conglomerates 0.1%
Siemens AG	Germany	12,849	1,729,618

	Quarterly Statement of Investments | See Note to Statements of Investments.

Mutual European Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Insurance 16.9%
ACE Ltd.	United States	306,024	30,314,738
Aegon NV	Netherlands	33,152	304,345
Ageas	Belgium	1,694,569	75,518,372
Delta Lloyd NV	Netherlands	2,844,765	78,880,289
Direct Line Insurance Group PLC	United Kingdom	14,974,086	59,277,126
Lancashire Holdings Ltd.	United Kingdom	4,210,611	48,032,431
[a,c]Olympus Re Holdings Ltd.	United States	16,080	—
Resolution Ltd.	United Kingdom	5,394,120	26,888,491
RSA Insurance Group PLC	United Kingdom	30,307,779	45,260,106
[a]RSA Insurance Group PLC, rts., 4/09/14	United Kingdom	11,365,417	6,063,313
[a]Storebrand ASA	Norway	7,664,955	44,228,033
UNIQA Insurance Group AG	Austria	2,769,359	36,763,528
Zurich Insurance Group AG	Switzerland	220,520	67,702,634
			519,233,406
Machinery 2.1%
[a]CNH Industrial NV, (EUR Traded)	Netherlands	655,521	7,537,011
[a]CNH Industrial NV, special voting (EUR Traded)	Netherlands	833,461	9,582,919
IMI PLC	United Kingdom	171,925	4,180,422
KUKA AG	Germany	588,778	28,814,477
Vossloh AG	Germany	153,039	14,460,583
			64,575,412
Marine 3.4%
A.P. Moeller-Maersk AS, B	Denmark	8,591	103,056,168

Media 3.0%
Reed Elsevier PLC	United Kingdom	4,156,832	63,496,692
RTL Group SA	Germany	241,477	27,661,263
			91,157,955
Metals & Mining 4.2%
Anglo American PLC	United Kingdom	2,406,001	61,240,450
[a]ThyssenKrupp AG	Germany	2,295,565	61,564,479
Voestalpine AG	Austria	138,400	6,083,886
			128,888,815
Multi-Utilities 0.3%
GDF Suez	France	277,456	7,592,059

Multiline Retail 1.9%
Marks & Spencer Group PLC	United Kingdom	7,705,999	58,017,301

Oil, Gas & Consumable Fuels 5.3%
BG Group PLC	United Kingdom	1,678,180	31,258,170
BP PLC	United Kingdom	3,801,931	30,425,850
[a]Cairn Energy PLC	United Kingdom	10,952,822	30,466,803
[a,c,d]Euro Wagon LP	Jersey Islands	16,127,149	16,384,352
Royal Dutch Shell PLC, A	United Kingdom	1,488,867	54,402,096
			162,937,271
Pharmaceuticals 2.0%
Novartis AG	Switzerland	710,824	60,307,466

Real Estate Management & Development 0.0%†
[b]Canary Wharf Group PLC	United Kingdom	192,100	1,396,136

Road & Rail 2.2%
[a]FirstGroup PLC	United Kingdom	27,899,278	67,838,157

Software 0.6%
SAP AG	Germany	242,918	19,666,528

Specialty Retail 4.9%
[a]Dufry AG	Switzerland	450,037	77,381,928

Mutual European Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)
Kingfisher PLC	United Kingdom	10,439,184	73,330,423
			150,712,351
Trading Companies & Distributors 2.0%
[a]Kloeckner & Co. SE	Germany	1,985,080	29,278,639
Rexel SA	France	1,214,332	31,864,318
			61,142,957
Wireless Telecommunication Services 3.8%
Tele2 AB, B	Sweden	4,331,790	53,747,448
Vodafone Group PLC	United Kingdom	17,189,347	63,124,686
			116,872,134
Total Common Stocks and Other Equity Interests (Cost $2,159,744,473)			2,715,680,220
Preferred Stocks (Cost $28,745,879) 0.9%
Automobiles 0.9%
Volkswagen AG, pfd.	Germany	108,499	28,119,056
		Principal Amount*
Corporate Bonds and Notes 0.3%
[e,f]Baggot Securities Ltd., secured bond, 144A, 10.24%, Perpetual	Ireland	4,212,000 EUR	6,340,128
[f]Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,
senior secured note	Italy	313,000	330,011
third lien	Italy	915,000 EUR	1,329,773
Total Corporate Bonds and Notes (Cost $7,248,960)			7,999,912
Corporate Notes in Reorganization 0.1%
[f,g]Glitnir Banki HF, senior note, 144A,
6.375%, 9/25/12	Iceland	5,000,000	1,425,000
[h]FRN, 4.763%, 4/20/10	Iceland	5,000,000	1,425,000
Total Corporate Notes in Reorganization (Cost $2,700,000)			2,850,000
Total Investments before Short Term Investments (Cost $2,198,439,312)			2,754,649,188
Short Term Investments 10.2%
U.S. Government and Agency Securities 10.2%
[i]FHLB, 4/01/14	United States	29,500,000	29,500,000
[i]U.S. Treasury Bills,
4/03/14	United States	40,000,000	40,000,000
4/24/14	United States	61,000,000	60,998,963
[j]4/10/14 - 9/25/14	United States	182,500,000	182,479,558
Total U.S. Government and Agency Securities (Cost $312,966,036)			312,978,521
Total Investments (Cost $2,511,405,348) 100.0%			3,067,627,709
Other Assets, less Liabilities 0.0%†			956,666
Net Assets 100.0%			$3,068,584,375

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $26,123,736, representing 0.90% of net assets.
c See Note 5 regarding restricted securities.
d See Note 6 regarding holdings of 5% voting securities.
e Perpetual security with no stated maturity date.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $10,849,912, representing 0.35% of net assets.
g Defaulted security or security for which income has been deemed uncollectible.
h The coupon rate shown represents the rate at period end.
i The security is traded on a discount basis with no stated coupon rate.
j Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At March 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $30,319,190, representing 0.99% of net assets.

Mutual European Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)

At March 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	1,775	$305,610,625	6/16/14	$2,084,799	$-
GBP/USD	Short	1,564	162,871,050	6/16/14	-	(402,740)
Unrealized appreciation (depreciation)					2,084,799	(402,740)
Net unrealized appreciation (depreciation)					$1,682,059

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy	7,216,826	$9,882,499	4/16/14	$60,516	$-
Euro	BANT	Sell	107,856,721	147,057,236	4/16/14	124,345	(1,667,216)
Euro	BBU	Buy	8,873,872	12,160,765	4/16/14	65,255	-
Euro	BBU	Sell	97,649,059	132,773,914	4/16/14	-	(1,762,539)
Euro	BONY	Buy	2,233,383	3,064,852	4/16/14	12,202	-
Euro	HSBC	Buy	5,394,618	7,360,655	4/16/14	71,805	-
Euro	HSBC	Sell	4,300,000	5,946,771	4/16/14	22,426	-
Euro	SCBT	Buy	4,958,831	6,775,501	4/16/14	56,552	-
Euro	SSBT	Buy	657,448	904,241	4/16/14	1,561	-
British Pound	BANT	Sell	30,277,785	49,009,559	4/22/14	-	(1,459,822)
British Pound	BBU	Sell	5,558,419	9,142,168	4/22/14	-	(123,040)
British Pound	BONY	Sell	1,919,671	3,076,022	4/22/14	-	(123,835)
British Pound	FBCO	Sell	26,894,562	43,339,636	4/22/14	-	(1,490,324)
British Pound	HSBC	Sell	6,894,789	11,349,545	4/22/14	-	(143,229)
British Pound	SCBT	Sell	42,345,969	68,311,060	4/22/14	-	(2,274,513)
Swedish Krona	BANT	Buy	9,919,252	1,513,886	5/12/14	17,777	-
Swedish Krona	BANT	Sell	212,738,945	32,431,583	5/12/14	4,022	(422,142)
Swedish Krona	BBU	Sell	106,554,176	16,396,111	5/12/14	49,665	(106,926)
Swedish Krona	BONY	Sell	25,998,729	3,952,261	5/12/14	275	(62,561)
Swedish Krona	SSBT	Sell	3,384,185	524,420	5/12/14	1,857	-
Euro	BANT	Sell	81,717,219	110,211,421	5/15/14	8,922	(2,378,339)
Euro	BBU	Sell	5,880,602	8,037,893	5/15/14	289	(64,031)
Euro	BONY	Sell	4,867,160	6,684,748	5/15/14	6,221	(26,902)
Euro	HSBC	Sell	9,517,034	13,027,914	5/15/14	9,215	(92,805)
Euro	SCBT	Sell	6,226,163	8,527,265	5/15/14	3,824	(54,269)
Euro	SSBT	Sell	3,874,602	5,289,769	5/15/14	-	(48,224)
British Pound	BANT	Buy	7,156,730	11,755,983	5/21/14	170,755	-
British Pound	BANT	Sell	27,736,719	46,228,690	5/21/14	92,221	(86,958)
British Pound	BBU	Buy	4,523,333	7,427,899	5/21/14	110,266	-
British Pound	BBU	Sell	60,740,024	97,943,743	5/21/14	7,335	(3,287,246)
British Pound	FBCO	Sell	7,878,607	13,100,225	5/21/14	-	(29,526)
British Pound	HSBC	Buy	4,265,448	7,006,938	5/21/14	101,911	(451)
British Pound	HSBC	Sell	38,718,042	62,258,612	5/21/14	-	(2,265,263)

Mutual European Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
British Pound	SCBT	Buy	404,339	672,703	5/21/14	1,131	-
British Pound	SSBT	Buy	762,584	1,266,278	5/21/14	4,573	-
Norwegian Krone	BANT	Buy	39,544,098	6,361,836	5/21/14	229,199	-
Norwegian Krone	BANT	Sell	502,787,966	81,948,662	5/21/14	-	(1,853,813)
Norwegian Krone	BBU	Buy	22,658,098	3,789,709	5/21/14	-	(13,157)
Norwegian Krone	BBU	Sell	31,959,187	5,251,629	5/21/14	-	(75,187)
Norwegian Krone	BONY	Buy	13,345,738	2,150,992	5/21/14	73,417	-
Norwegian Krone	SSBT	Buy	17,657,536	2,911,293	5/21/14	33,259	(1,472)
Euro	BANT	Buy	2,963,351	4,089,638	7/17/14	-	(7,249)
Euro	BANT	Sell	87,761,923	119,447,791	7/17/14	-	(1,455,303)
Euro	BBU	Buy	2,064,688	2,843,441	7/17/14	927	-
Euro	BBU	Sell	25,401,108	34,610,390	7/17/14	-	(382,833)
Euro	BONY	Sell	8,469,944	11,616,776	7/17/14	-	(51,637)
Euro	HSBC	Buy	3,396,363	4,702,581	7/17/14	-	(23,664)
Euro	HSBC	Sell	16,502,438	22,627,291	7/17/14	-	(106,893)
Euro	SCBT	Buy	1,985,839	2,756,682	7/17/14	-	(20,939)
Euro	SCBT	Sell	62,268,145	84,691,446	7/17/14	-	(1,090,760)
Euro	SSBT	Buy	1,985,839	2,758,678	7/17/14	-	(22,935)
Euro	SSBT	Sell	633,919	867,879	7/17/14	-	(5,424)
British Pound	BANT	Buy	1,400,000	2,331,038	7/21/14	966	-
British Pound	BANT	Sell	38,177,618	62,308,328	7/21/14	2,530	(1,287,297)
British Pound	BBU	Sell	64,558,931	105,370,907	7/21/14	10,866	(2,176,846)
British Pound	BONY	Buy	1,413,222	2,351,706	7/21/14	2,542	(220)
British Pound	BONY	Sell	3,934,917	6,577,352	7/21/14	22,895	-
British Pound	HSBC	Buy	389,948	647,961	7/21/14	1,582	-
British Pound	HSBC	Sell	14,301,746	23,469,165	7/21/14	-	(353,491)
British Pound	SCBT	Buy	1,689,774	2,811,142	7/21/14	3,543	-
British Pound	SCBT	Sell	2,094,496	3,507,795	7/21/14	18,958	-
British Pound	SSBT	Buy	1,949,739	3,242,786	7/21/14	4,926	-
Swiss Franc	BANT	Sell	113,313,593	126,593,685	8/12/14	11,559	(1,750,960)
Swiss Franc	BBU	Sell	630,076	716,314	8/12/14	2,723	-
Swiss Franc	BONY	Sell	150,954	169,573	8/12/14	-	(1,389)
Swiss Franc	FBCO	Sell	2,566,997	2,896,987	8/12/14	-	(10,260)
Swiss Franc	HSBC	Sell	1,075,420	1,221,564	8/12/14	4,685	(1,087)
Swiss Franc	SCBT	Sell	2,728,406	3,063,731	8/12/14	-	(26,319)
Swiss Franc	SSBT	Sell	2,874,906	3,284,384	8/12/14	30,165	(1,750)
Danish Krone	BANT	Sell	17,282,251	3,189,976	8/14/14	1,382	(3,519)
Danish Krone	BBU	Buy	6,188,100	1,150,619	8/14/14	-	(7,647)
Danish Krone	BBU	Sell	405,923,755	73,992,664	8/14/14	-	(983,372)
Danish Krone	BONY	Buy	2,777,853	516,704	8/14/14	-	(3,622)
Danish Krone	BONY	Sell	8,520,463	1,569,620	8/14/14	-	(4,151)
Danish Krone	SSBT	Sell	3,110,590	572,963	8/14/14	-	(1,577)
British Pound	BANT	Sell	22,406,535	37,432,358	8/19/14	118,087	-
British Pound	BBU	Sell	49,879,646	83,295,408	8/19/14	229,347	-
British Pound	HSBC	Sell	34,537,397	57,691,268	8/19/14	175,111	-
Euro	BANT	Sell	80,582,635	110,371,559	8/29/14	33,844	(673,983)
Euro	BBU	Sell	72,657,690	99,379,404	8/29/14	17,966	(732,752)
Unrealized appreciation (depreciation)						2,035,400	(31,101,669)
Net unrealized appreciation (depreciation)							$(29,066,269)

[a]May be comprised of multiple contracts using the same currency and settlement date.

Mutual European Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
IDR	-	International Depositary Receipt

Mutual Financial Services Fund

Statement of Investments, March 31, 2014 (unaudited)

	Country	Shares/Rights/Units/Warrants	Value
Common Stocks and Other Equity Interests 87.1%
Banks 26.1%
[a,b]AB&T Financial Corp.	United States	226,100	$90,440
Aozora Bank Ltd.	Japan	2,950,341	8,403,413
[a,c]The Bankshares Inc.	United States	456,903	2,145,594
Barclays PLC	United Kingdom	1,021,825	3,976,478
BB&T Corp.	United States	85,130	3,419,672
[a,d]Bond Street Holdings LLC, A, 144A	United States	286,469	4,869,973
[a]Capital Bank Financial Corp., A	United States	42,649	1,070,916
[a,d]Capital Bank Financial Corp., B, 144A, non-voting	United States	153,021	3,842,357
CIT Group Inc.	United States	138,480	6,788,290
Citigroup Inc.	United States	83,399	3,969,792
Columbia Banking System Inc.	United States	178,332	5,086,029
[a,c]Columbia Banking System Inc., wts., C, 10/23/16	United States	8,117	1,617,499
[a,c]First Southern Bancorp Inc.	United States	110,792	660,564
Guaranty Bancorp	United States	266,761	3,801,344
Hana Financial Group Inc.	South Korea	243,313	8,888,042
HSBC Holdings PLC	United Kingdom	561,180	5,683,127
JPMorgan Chase & Co.	United States	108,420	6,582,178
KB Financial Group Inc.	South Korea	178,863	6,256,594
PNC Financial Services Group Inc.	United States	78,520	6,831,240
Southern National Bancorp of Virginia Inc.	United States	547,560	5,579,637
State Bank Financial Corp.	United States	137,860	2,438,743
SunTrust Banks Inc.	United States	209,110	8,320,487
Wells Fargo & Co.	United States	186,280	9,265,567
Woori Finance Holdings Co. Ltd.	South Korea	262,880	2,986,992
			112,574,968
Capital Markets 4.1%
[a,e]Acquisition 1234 PLC	United Kingdom	18,057	1,806
China Everbright Ltd.	China	3,014,000	3,870,255
Credit Suisse Group AG	Switzerland	90,222	2,917,927
F&C Asset Management PLC	United Kingdom	545,000	1,107,579
Morgan Stanley	United States	184,390	5,747,436
Sun Hung Kai & Co. Ltd.	Hong Kong	6,128,463	3,934,757
			17,579,760
Consumer Finance 1.4%
[a]Comdisco Holding Co. Inc.	United States	103	515
Samsung Card Co. Ltd.	South Korea	189,690	6,172,184
			6,172,699
Diversified Financial Services 6.5%
Deutsche Boerse AG	Germany	16,820	1,338,797
First Pacific Co. Ltd.	Hong Kong	7,714,902	7,658,754
[a]ING Groep NV, IDR	Netherlands	552,569	7,822,662
Oslo Bors VPS Holding ASA	Norway	911,000	11,144,638
			27,964,851
Industrial Conglomerates 0.8%
Shanghai Industrial Holdings Ltd.	China	1,039,000	3,435,895

Insurance 46.4%
ACE Ltd.	United States	139,770	13,845,616
Aegon NV	Netherlands	5,517	50,648
Ageas	Belgium	208,183	9,277,664
[a]Alleghany Corp.	United States	12,747	5,192,873
The Allstate Corp.	United States	71,464	4,043,433
American International Group Inc.	United States	154,888	7,745,949
Argo Group International Holdings Ltd.	United States	105,712	4,852,181
Catlin Group Ltd.	United Kingdom	1,109,668	9,948,283
China Pacific Insurance (Group) Co. Ltd., H	China	1,827,540	6,550,111
CNO Financial Group Inc.	United States	236,780	4,285,718
Delta Lloyd NV	Netherlands	318,343	8,827,087

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Financial Services Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)
Direct Line Insurance Group PLC	United Kingdom	2,361,659		9,348,975
[a]Enstar Group Ltd.	United States	65,199		8,887,276
Korean Reinsurance Co.	South Korea	600,118		5,804,503
Lancashire Holdings Ltd.	United Kingdom	431,280		4,919,815
Maiden Holdings Ltd.	United States	496,740		6,199,315
MetLife Inc.	United States	177,140		9,352,992
[a,c]Olympus Re Holdings Ltd.	United States	7,480		—
PartnerRe Ltd.	United States	112,420		11,635,470
PICC Property and Casualty Co. Ltd., H	China	3,968,029		5,432,958
[b]Protector Forsikring ASA	Norway	3,616,956		16,913,801
Resolution Ltd.	United Kingdom	953,175		4,751,366
RSA Insurance Group PLC	United Kingdom	4,707,568		7,030,044
[a]RSA Insurance Group PLC, rts., 4/09/14	United Kingdom	1,765,338		941,786
[a]Storebrand ASA	Norway	1,200,174		6,925,199
UNIQA Insurance Group AG	Austria	564,365		7,492,004
Validus Holdings Ltd.	United States	119,914		4,521,957
White Mountains Insurance Group Ltd.	United States	12,068		7,239,593
Zurich Insurance Group AG	Switzerland	28,050		8,611,731
				200,628,348
Real Estate Management & Development 0.6%
[a]Dolphin Capital Investors Ltd.	Virgin Islands (British)	3,979,650		2,703,629

Thrifts & Mortgage Finance 1.2%
Cape Bancorp Inc.	United States	264,663		2,911,293
Westfield Financial Inc.	United States	319,620		2,381,169
				5,292,462
Total Common Stocks and Other Equity Interests (Cost $300,732,511)				376,352,612
Convertible Preferred Stocks 0.2%
Banks 0.2%
Columbia Banking System Inc., cvt. pfd., B	United States	1,224		406,893
[a,c]First Southern Bancorp Inc., cvt. pfd., C	United States	190		438,741
Total Convertible Preferred Stocks (Cost $312,400)				845,634
Preferred Stocks 1.0%
Diversified Financial Services 1.0%
[a,c]Hightower Holding LLC, pfd., A	United States	3,000,000		2,562,600
[a,c]Hightower Holding LLC, pfd., A, Series 2	United States	968,000		1,602,137
Total Preferred Stocks (Cost $4,782,324)				4,164,737
		Principal Amount*
Corporate Bonds 0.5%
[d,f]Baggot Securities Ltd., secured bond, 144A, 10.24%, Perpetual	Ireland	816,000	EUR	1,228,287
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	473,000		565,235
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	430,000		468,700
Total Corporate Bonds (Cost $2,172,651)				2,262,222
		Shares
Companies in Liquidation 0.8%
[a,c]FIM Coinvestor Holdings I, LLC	United States	4,357,178		—
[a,g]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103		3,417,085
Total Companies in Liquidation (Cost $3,483,801)				3,417,085
Total Investments before Short Term Investments (Cost $311,483,687)				387,042,290
		Principal Amount*
Short Term Investments 8.4%
U.S. Government and Agency Securities 8.4%
[h]FHLB, 4/01/14	United States	9,600,000		9,600,000
[h]U.S. Treasury Bills,
4/03/14	United States	6,000,000		6,000,000
6/26/14	United States	6,000,000		5,999,550
[i]7/31/14	United States	5,000,000		4,999,370

Mutual Financial Services Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
[i]4/17/14 - 8/21/14	United States	10,000,000	9,999,069
Total U.S. Government and Agency Securities (Cost $36,596,394)			36,597,989
Total Investments (Cost $348,080,081) 98.0%			423,640,279
Other Assets, less Liabilities 2.0%			8,520,656
Net Assets 100.0%			$432,160,935

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding holdings of 5% voting securities.
c See Note 5 regarding restricted securities.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $10,409,317, representing 2.41% of net assets.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $1,806, representing less than 0.01% of net assets.
f Perpetual security with no stated maturity date.
g Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
h The security is traded on a discount basis with no stated coupon rate.
i Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At March 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $1,930,577, representing 0.45% of net assets.

At March 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
				Number of		Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts		Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short		65	$11,191,375	6/16/14	$76,332	$-
GBP/USD			Short		102	10,622,025	6/16/14	-	(26,262)
Unrealized appreciation (depreciation)								76,332	(26,262)
Net unrealized appreciation (depreciation)								$50,070

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
						Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity			Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy		121,607		$167,242	4/16/14	$303	$-
Euro	BANT	Sell		1,648,947		2,241,125	4/16/14	-	(30,719)
Euro	BBU	Buy		2,424,510		3,317,883	4/16/14	22,498	-
Euro	BBU	Sell		1,814,660		2,467,403	4/16/14	-	(32,754)
Euro	BONY	Buy		65,978		90,793	4/16/14	109	-
Euro	HSBC	Buy		447,033		612,861	4/16/14	3,040	-
Euro	HSBC	Sell		300,000		414,891	4/16/14	1,565	-
Euro	SCBT	Buy		121,572		167,048	4/16/14	449	-
Euro	SSBT	Buy		72,763		100,114	4/16/14	136	-

Mutual Financial Services Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
British Pound	BANT	Sell	2,148,823	3,478,289	4/22/14	-	(103,537)
British Pound	FBCO	Sell	1,707,959	2,753,230	4/22/14	-	(93,730)
British Pound	HSBC	Sell	241,785	398,539	4/22/14	-	(4,488)
British Pound	SCBT	Sell	2,988,927	4,818,150	4/22/14	-	(164,027)
Euro	BANT	Buy	566,386	774,746	5/15/14	5,557	-
Euro	BANT	Sell	7,662,103	10,316,785	5/15/14	-	(239,203)
Euro	BBU	Buy	211,036	288,312	5/15/14	2,430	-
Euro	BBU	Sell	154,384	210,641	5/15/14	-	(2,052)
Euro	BONY	Sell	76,933	104,950	5/15/14	-	(1,039)
Euro	HSBC	Sell	323,743	441,867	5/15/14	-	(4,150)
Euro	SCBT	Sell	141,723	193,449	5/15/14	-	(1,801)
Euro	SSBT	Sell	127,385	173,867	5/15/14	-	(1,630)
Euro	BONY	Sell	400,000	541,696	5/19/14	-	(9,376)
Euro	SCBT	Sell	232,558	313,932	5/19/14	-	(6,458)
British Pound	BANT	Buy	2,423,354	3,981,626	5/21/14	56,910	-
British Pound	BANT	Sell	666,631	1,116,186	5/21/14	5,241	-
British Pound	BBU	Buy	416,005	682,042	5/21/14	11,233	-
British Pound	BBU	Sell	4,056,465	6,520,970	5/21/14	-	(239,156)
British Pound	HSBC	Buy	1,291,284	2,143,923	5/21/14	8,494	(484)
British Pound	HSBC	Sell	2,863,841	4,605,056	5/21/14	-	(167,554)
British Pound	SSBT	Buy	65,776	108,601	5/21/14	1,015	-
British Pound	SSBT	Sell	215,507	357,179	5/21/14	-	(1,965)
Norwegian Krone	BANT	Buy	11,310,168	1,871,916	5/21/14	13,212	-
Norwegian Krone	BANT	Sell	220,807,288	35,909,767	5/21/14	-	(893,415)
Norwegian Krone	BBU	Buy	8,731,454	1,424,585	5/21/14	31,791	(1,055)
Norwegian Krone	BBU	Sell	11,706,043	1,932,849	5/21/14	-	(18,262)
Norwegian Krone	BONY	Buy	5,648,962	945,094	5/21/14	1,504	(5,054)
Norwegian Krone	BONY	Sell	4,900,000	807,692	5/21/14	-	(9,018)
Norwegian Krone	SSBT	Buy	1,125,361	188,491	5/21/14	-	(921)
Euro	BANT	Buy	512,185	711,534	7/17/14	-	(5,935)
Euro	BANT	Sell	1,623,024	2,207,973	7/17/14	-	(27,947)
Euro	BBU	Buy	287,782	400,271	7/17/14	-	(3,814)
Euro	BBU	Sell	27,019	36,690	7/17/14	-	(532)
Euro	HSBC	Buy	184,885	254,835	7/17/14	-	(132)
Euro	HSBC	Sell	156,870	215,460	7/17/14	-	(648)
Euro	SCBT	Sell	1,266,951	1,723,053	7/17/14	-	(22,331)
Euro	SSBT	Sell	18,339	25,107	7/17/14	-	(157)
British Pound	BANT	Buy	2,640,609	4,396,685	7/21/14	1,821	-
British Pound	BANT	Sell	2,193,120	3,578,075	7/21/14	-	(75,041)
British Pound	BBU	Buy	77,263	128,399	7/21/14	300	-
British Pound	BBU	Sell	3,791,141	6,188,866	7/21/14	796	(126,896)
British Pound	BONY	Buy	121,990	202,094	7/21/14	1,106	-
British Pound	HSBC	Sell	833,701	1,368,103	7/21/14	-	(20,606)
British Pound	SCBT	Sell	153,434	256,966	7/21/14		-

Mutual Financial Services Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
						1,389
Japanese Yen	BANT	Sell	893,847,179	8,588,185	7/22/14	-	(76,813)
Japanese Yen	HSBC	Buy	29,397,266	286,621	7/22/14	-	(1,642)
South Korean Won	BANT	Buy	1,188,191,633	1,098,947	8/12/14	9,387	-
South Korean Won	BANT	Sell	7,148,108,722	6,639,594	8/12/14	2,104	(30,203)
South Korean Won	FBCO	Buy	303,807,478	281,642	8/12/14	1,747	-
South Korean Won	FBCO	Sell	14,000,713,357	13,018,297	8/12/14	4,080	(45,523)
South Korean Won	HSBC	Buy	239,755,677	221,996	8/12/14	1,646	-
South Korean Won	HSBC	Sell	12,356,372,698	11,504,515	8/12/14	6,304	(27,704)
Swiss Franc	BANT	Sell	400,574	457,556	8/12/14	3,888	(2)
Swiss Franc	BBU	Sell	240,000	273,997	8/12/14	2,186	-
Swiss Franc	HSBC	Sell	8,837	10,083	8/12/14	75	-
Swiss Franc	SSBT	Sell	86,500	98,107	8/12/14	234	(92)
British Pound	BANT	Sell	1,309,729	2,188,034	8/19/14	6,902	-
British Pound	BBU	Sell	2,691,749	4,495,221	8/19/14	12,570	-
British Pound	HSBC	Sell	2,018,815	3,372,229	8/19/14	10,235	-
Euro	BANT	Sell	3,148,983	4,308,218	8/29/14	-	(29,863)
Euro	BBU	Sell	3,149,014	4,305,143	8/29/14	-	(32,981)
Unrealized appreciation (depreciation)						232,257	(2,560,710)
Net unrealized appreciation (depreciation)							$(2,328,453)

a May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

FHLB	-	Federal Home Loan Bank
IDR	-	International Depositary Receipt

Mutual Global Discovery Fund

Statement of Investments, March 31, 2014 (unaudited)

	Country	Shares/Rights/Units	Value
Common Stocks and Other Equity Interests 85.5%
Aerospace & Defense 0.9%
Safran SA	France	3,248,169	$225,064,221
Auto Components 0.7%
Cie Generale des Etablissements Michelin, B	France	1,182,366	147,886,428
[a,b]International Automotive Components Group Brazil LLC	Brazil	3,819,425	675,885
[a,b,c,d]International Automotive Components Group North America, LLC	United States	35,491,081	31,206,243
			179,768,556
Automobiles 0.7%
General Motors Co.	United States	5,201,390	179,031,844
Banks 10.5%
Barclays PLC	United Kingdom	42,019,113	163,519,251
BNP Paribas SA	France	3,078,332	237,471,848
[a]Capital Bank Financial Corp., A	United States	866,477	21,757,237
[a,e]Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	74,838,949
CIT Group Inc.	United States	2,806,874	137,592,963
Citigroup Inc.	United States	5,809,671	276,540,340
HSBC Holdings PLC	United Kingdom	22,629,178	229,167,990
JPMorgan Chase & Co.	United States	4,857,660	294,908,539
KB Financial Group Inc.	South Korea	5,228,599	182,895,401
PNC Financial Services Group Inc.	United States	3,118,000	271,266,000
Societe Generale	France	1,938,479	119,399,747
SunTrust Banks Inc.	United States	5,298,164	210,813,946
Wells Fargo & Co.	United States	7,620,708	379,054,016
			2,599,226,227
Beverages 1.1%
Coca-Cola Enterprises Inc.	United States	3,394,665	162,129,200
PepsiCo Inc.	United States	1,197,820	100,017,970
			262,147,170
Capital Markets 0.8%
[a,f]Acquisition 1234 PLC	United Kingdom	380,709	38,082
Credit Suisse Group AG	Switzerland	3,371,797	109,049,407
Morgan Stanley	United States	2,491,404	77,657,063
			186,744,552
Chemicals 0.0%
[a,f,g]Dow Corning Corp., Contingent Distribution	United States	11,430,153	—
Communications Equipment 0.7%
Cisco Systems Inc.	United States	7,847,650	175,865,837
Construction & Engineering 1.0%
Vinci SA	France	3,281,974	243,775,848
Consumer Finance 0.0%†
[a]Comdisco Holding Co. Inc.	United States	929	4,645
Diversified Financial Services 1.7%
Deutsche Boerse AG	Germany	1,388,973	110,556,015
[a]ING Groep NV, IDR	Netherlands	21,107,283	298,813,608
			409,369,623
Diversified Telecommunication Services 1.9%
[a,f,g]Global Crossing Holdings Ltd., Contingent Distribution	United States	45,658,716	—
[a]Koninklijke KPN NV	Netherlands	78,229,390	276,467,141
Verizon Communications Inc.	United States	611,288	29,078,970

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Global Discovery Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Vivendi SA	France	6,025,670	167,869,850
			473,415,961
Energy Equipment & Services 1.8%
Baker Hughes Inc.	United States	3,760,487	244,506,865
Ensco PLC, A	United States	1,364,410	72,013,560
Transocean Ltd.	United States	3,123,804	129,138,057
			445,658,482
Food & Staples Retailing 4.5%
CVS Caremark Corp.	United States	3,201,601	239,671,851
Empire Co. Ltd., A	Canada	2,355,152	144,176,892
Metro AG	Germany	7,814,516	318,967,659
Tesco PLC	United Kingdom	42,605,570	209,857,751
Walgreen Co.	United States	3,076,621	203,149,285
			1,115,823,438
Health Care Equipment & Supplies 2.1%
Medtronic Inc.	United States	6,763,400	416,219,636
Stryker Corp.	United States	1,155,371	94,128,075
			510,347,711
Health Care Providers & Services 1.9%
Cigna Corp.	United States	4,470,307	374,298,805
WellPoint Inc.	United States	1,000,820	99,631,631
			473,930,436
Hotels, Restaurants & Leisure 1.3%
Accor SA	France	6,094,334	312,066,102

Independent Power & Renewable Electricity Producers 0.8%
NRG Energy Inc.	United States	6,590,837	209,588,617

Industrial Conglomerates 2.6%
Jardine Matheson Holdings Ltd.	Hong Kong	4,224,266	266,466,699
Jardine Strategic Holdings Ltd.	Hong Kong	9,774,205	350,502,991
Siemens AG	Germany	113,787	15,316,990
			632,286,680
Insurance 8.1%
ACE Ltd.	United States	4,552,150	450,935,979
Aegon NV	Netherlands	153,542	1,409,559
[a]Alleghany Corp.	United States	81,228	33,090,663
The Allstate Corp.	United States	1,823,655	103,182,400
American International Group Inc.	United States	5,795,145	289,815,201
China Pacific Insurance (Group) Co. Ltd., H	China	31,982,226	114,627,940
E-L Financial Corp. Ltd.	Canada	177,619	116,495,183
MetLife Inc.	United States	3,265,940	172,441,632
[a,b]Olympus Re Holdings Ltd.	United States	47,160	—
PartnerRe Ltd.	United States	1,813,630	187,710,705
PICC Property and Casualty Co. Ltd., H	China	38,664,422	52,938,672
RSA Insurance Group PLC	United Kingdom	68,715,004	102,615,516
[a]RSA Insurance Group PLC, rts., 4/09/14	United Kingdom	25,768,126	13,746,985
White Mountains Insurance Group Ltd.	United States	172,815	103,671,718
Zurich Insurance Group AG	Switzerland	813,000	249,602,036
			1,992,284,189
IT Services 0.9%
Xerox Corp.	United States	19,612,707	221,623,589

Machinery 1.5%
Caterpillar Inc.	United States	1,460,991	145,178,676
[a]CNH Industrial NV (EUR Traded)	Netherlands	6,569,123	75,530,079
[a]CNH Industrial NV, special voting (EUR Traded)	Netherlands	7,338,645	84,377,845

Mutual Global Discovery Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Stanley Black & Decker Inc.	United States	703,787	57,175,656
			362,262,256
Marine 1.5%
A.P. Moeller-Maersk AS, B	Denmark	30,011	360,006,828

Media 4.6%
Cengage Learning Acquisitions Inc.		1,149,079	38,781,416
CBS Corp., B	United States	3,788,202	234,110,884
CBS Outdoor Americas Inc.	United States	77,876	2,277,873
Comcast Corp., Special A	United States	1,094,160	53,351,242
Daekyo Co. Ltd.	South Korea	970,389	6,023,355
Reed Elsevier PLC	United Kingdom	21,794,590	332,918,042
Time Warner Cable Inc.	United States	1,411,309	193,603,369
[a]Tribune Co., A	United States	989,868	78,842,986
[a]Tribune Co., B	United States	606,923	48,341,417
Twenty-First Century Fox Inc., B	United States	4,401,800	136,984,016
			1,125,234,600
Metals & Mining 2.6%
Anglo American PLC	United Kingdom	11,349,431	288,879,456
Freeport-McMoRan Copper & Gold Inc., B	United States	3,621,030	119,747,462
[a]ThyssenKrupp AG	Germany	8,967,041	240,485,985
			649,112,903
Multi-Utilities 0.2%
GDF Suez	France	2,128,099	58,231,406

Multiline Retail 0.6%
Kohl's Corp.	United States	2,501,430	142,081,224

Oil, Gas & Consumable Fuels 8.2%
Apache Corp.	United States	4,036,842	334,856,044
BG Group PLC	United Kingdom	10,853,884	202,166,960
BP PLC	United Kingdom	31,838,677	254,796,531
China Shenhua Energy Co. Ltd., H	China	34,900,963	100,791,157
CONSOL Energy Inc.	United States	3,995,764	159,630,772
Marathon Oil Corp.	United States	5,814,486	206,530,543
Murphy Oil Corp.	United States	1,168,040	73,422,994
Petroleo Brasileiro SA, ADR	Brazil	9,729,240	127,939,506
Royal Dutch Shell PLC, A	United Kingdom	10,775,867	393,742,187
Talisman Energy Inc. (CAD Traded)	Canada	886,182	8,834,563
Talisman Energy Inc. (USD Traded)	Canada	13,357,218	133,305,035
[a]WPX Energy Inc.	United States	1,329,727	23,974,978
			2,019,991,270
Paper & Forest Products 0.7%
International Paper Co.	United States	2,477,590	113,671,829
[d]NewPage Holdings Inc.	United States	583,268	52,494,120
			166,165,949
Personal Products 0.5%
Avon Products Inc.	United States	9,131,150	133,680,036

Pharmaceuticals 6.2%
Eli Lilly & Co.	United States	2,886,400	169,893,504
[a]Hospira Inc.	United States	3,164,187	136,851,088
Merck & Co. Inc.	United States	9,354,960	531,081,079
Novartis AG, ADR	Switzerland	2,692,791	228,941,091
Teva Pharmaceutical Industries Ltd., ADR	Israel	8,737,113	461,669,051
			1,528,435,813
Real Estate Management & Development 0.3%
Brookfield Property Partners LP	United States	1,551,305	29,009,403

Mutual Global Discovery Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

[f]Canary Wharf Group PLC	United Kingdom	5,400,183	39,247,215
			68,256,618
Semiconductors & Semiconductor Equipment 1.1%
Samsung Electronics Co. Ltd.	South Korea	166,197	209,599,559
[a]SK Hynix Semiconductor Inc.	South Korea	1,712,305	57,886,168
			267,485,727
Software 4.2%
[a]Check Point Software Technologies Ltd.	Israel	4,768,670	322,505,152
Microsoft Corp.	United States	11,367,680	465,961,203
Symantec Corp.	United States	12,534,725	250,318,459
			1,038,784,814
Specialty Retail 0.9%
Kingfisher PLC	United Kingdom	32,521,663	228,449,591

Technology Hardware, Storage & Peripherals 2.7%
Apple Inc.	United States	911,570	489,276,082
Hewlett-Packard Co.	United States	5,755,859	186,259,597
			675,535,679
Tobacco 4.6%
Altria Group Inc.	United States	4,246,046	158,929,502
British American Tobacco PLC	United Kingdom	6,977,821	387,992,078
Imperial Tobacco Group PLC	United Kingdom	4,677,039	188,890,196
Lorillard Inc.	United States	5,323,181	287,877,629
Philip Morris International Inc.	United States	1,484,505	121,536,424
			1,145,225,829
Wireless Telecommunication Services 1.1%
Vodafone Group PLC	United Kingdom	77,540,000	284,751,256

Total Common Stocks and Other Equity Interests (Cost $15,433,783,642)			21,101,715,527
Preferred Stocks 0.9%
Automobiles 0.9%
Volkswagen AG, pfd.	Germany	873,790	226,455,083

Diversified Financial Services 0.0%†
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	3,048,000	5,044,745

Total Preferred Stocks (Cost $240,769,873)			231,499,828
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 5.0%
[e]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	98,079,000	102,186,058
Avaya Inc.,
[e]senior note, 144A, 10.50%, 3/01/21	United States	54,845,000	51,142,963
[e]senior secured note, 144A, 7.00%, 4/01/19	United States	51,741,000	51,611,648
[i]Tranche B-3 Term Loan, 4.734%, 10/26/17	United States	79,436,317	77,667,587
[i]Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	19,704,375	19,767,645
[i]Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan, first lien,
1/28/18,
B5, 4.488%	United States	14,078,000	13,138,730
B6, 5.488%	United States	67,114,000	63,464,676
[h,i]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	7,238,000	7,334,504
Clear Channel Communications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	100,876,990
[i]Tranche B Term Loan, 3.803%, 1/29/16	United States	1,832,300	1,812,416
[i]Tranche C Term Loan, 3.803%, 1/29/16	United States	200,073	196,822
[i]Tranche D Term Loan, 6.903%, 1/30/19	United States	117,978,997	115,715,334
[i]Tranche E Term Loan, 7.653%, 7/30/19	United States	37,921,652	37,945,353
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	16,673,000	19,924,235
senior note, 11.75%, 8/15/21	United States	71,028,000	74,934,540
[e]senior secured bond, 144A, 8.25%, 1/15/21	United States	12,063,000	13,148,670
[e,j]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	45,729,594	43,214,466

Mutual Global Discovery Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

[i]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	114,763,450	114,318,741
NGPL PipeCo LLC,
[e]secured note, 144A, 7.119%, 12/15/17	United States	42,312,000	41,783,100
[e,k]senior secured note, 144A, 9.625%, 6/01/19	United States	62,806,000	67,359,435
[i]Term Loan B, 6.75%, 9/15/17	United States	3,728,916	3,655,892
[i]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.737%, 10/10/17	United States	142,325,613	103,008,162
[e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	118,132,000	91,256,970
[e]Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,
senior secured note	Italy	3,970,000	4,185,770
third lien	Italy	9,316,000 EUR	13,538,976
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $1,212,043,738)			1,233,189,683
Corporate Notes in Reorganization (Cost $8,893) 0.0%
[b,l]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
		Shares
Companies in Liquidation 1.1%
[a]Adelphia Recovery Trust	United States	45,477,593	272,866
[a,g]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,538,790	110,776
[a,f,g]Century Communications Corp., Contingent Distribution	United States	15,282,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	30,279,560	—
[a,m]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	258,439,949
[a,f,g]NewPage Corp. Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,f,g]Tribune Litigation Trust, Contingent Distribution	United States	1,285,023	—
Total Companies in Liquidation (Cost $264,824,881)			258,823,591
		Principal Amount*
Municipal Bonds (Cost $62,267,990) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	66,703,000	62,304,604

Total Investments before Short Term Investments (Cost $17,213,699,017)			22,887,533,233
Short Term Investments 7.3%
U.S. Government and Agency Securities 7.3%
[n]FHLB, 4/01/14	United States	49,500,000	49,500,000
[n,o]U.S. Treasury Bills, 4/03/14 - 9/25/14	United States	1,756,850,000	1,756,671,529
Total U.S. Government and Agency Securities (Cost $1,806,081,694)			1,806,171,529
Total Investments before Money Market Funds (Cost $19,019,780,711)			24,693,704,762
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$2,539,040) 0.0%†
Money Market Funds 0.0%†
[p]BNY Mellon Overnight Government Fund, 0.052%	United States	2,539,040	2,539,040
Total Investments (Cost $19,022,319,751) 100.1%			24,696,243,802
Other Assets, less Liabilities (0.1)%			(26,633,782)
Net Assets 100.0%			$24,669,610,020

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 6 regarding holdings of 5% voting securities.

Mutual Global Discovery Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $554,267,005, representing 2.25% of net assets.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $39,285,297, representing 0.16% of net assets.
g Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h Security purchased on a when-issued basis.
i The coupon rate shown represents the rate at period end.
j Income may be received in additional securities and/or cash.
k A portion or all of the security is on loan at March 31, 2014.
l Defaulted security or security for which income has been deemed uncollectible.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount unsecured claims.
n The security is traded on a discount basis with no stated coupon rate.
o Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At March 31, 2014, the aggregate value of this security and/or cash pledged as collateral was $85,059,650, representing 0.34% of net assets.
p The rate shown is the annualized seven-day yield at period end.

At March 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of		Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts

EUR/USD			Short	5,235	$901,336,125	6/16/14	$6,148,666	$-
GBP/USD			Short	4,704	489,862,800	6/16/14	-	(1,211,381)
Unrealized appreciation (depreciation)							6,148,666	(1,211,381)
Net unrealized appreciation (depreciation)							$4,937,285

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation

Euro	BANT	Buy	32,895,031		$45,003,170	4/16/14	$318,115	$-
Euro	BANT	Sell	183,709,028		249,813,571	4/16/14	44,468	(3,336,879)
Euro	BBU	Buy	31,156,384		42,637,565	4/16/14	288,290	-
Euro	BBU	Sell	197,116,221		268,019,911	4/16/14	-	(3,557,895)
Euro	BONY	Buy	6,946,028		9,533,410	4/16/14	36,513	-
Euro	BONY	Sell	5,170,711		7,078,877	4/16/14	-	(45,095)
Euro	FBCO	Sell	16,197,357		22,132,613	4/16/14	-	(183,372)
Euro	HSBC	Buy	24,306,766		33,256,702	4/16/14	232,060	-
Euro	HSBC	Sell	28,166,407		38,516,777	4/16/14	26,859	(316,482)
Euro	SCBT	Buy	15,048,183		20,569,359	4/16/14	163,346	-
Euro	SCBT	Sell	14,048,522		19,111,262	4/16/14	-	(244,156)
Euro	SSBT	Buy	5,145,648		7,079,922	4/16/14	9,519	-
Euro	SSBT	Sell	6,954,816		9,519,334	4/16/14	-	(62,696)
British Pound	BANT	Sell	93,334,058		151,180,900	4/22/14	-	(4,395,608)
British Pound	BBU	Sell	12,830,409		21,034,770	4/22/14	-	(351,960)
British Pound	BONY	Sell	3,506,757		5,735,038	4/22/14	-	(110,299)

Mutual Global Discovery Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)

British Pound	FBCO	Sell	82,424,134	132,859,310	4/22/14	-	(4,531,684)
British Pound	HSBC	Sell	7,829,200	12,821,599	4/22/14	-	(228,724)
British Pound	SCBT	Sell	143,737,436	231,833,147	4/22/14	-	(7,759,653)
Euro	BANT	Sell	286,522,043	385,848,898	5/15/14	25,762	(8,914,870)
Euro	BBU	Sell	32,241,608	43,956,296	5/15/14	756	(463,339)
Euro	BONY	Sell	13,176,048	18,099,306	5/15/14	17,256	(70,434)
Euro	HSBC	Sell	21,135,875	28,976,281	5/15/14	26,482	(168,843)
Euro	SCBT	Sell	18,467,819	25,295,870	5/15/14	10,876	(157,900)
Euro	SSBT	Sell	11,394,552	15,564,366	5/15/14	-	(133,772)
British Pound	BANT	Buy	34,657,700	57,093,401	5/21/14	663,886	-
British Pound	BANT	Sell	13,690,717	22,632,445	5/21/14	25,274	(208,499)
British Pound	BBU	Buy	35,364,362	58,282,612	5/21/14	652,333	-
British Pound	BBU	Sell	230,306,490	371,657,438	5/21/14	87,458	(12,237,319)
British Pound	BONY	Sell	2,780,078	4,634,257	5/21/14	1,238	-
British Pound	FBCO	Sell	2,553,322	4,256,796	5/21/14	1,668	-
British Pound	HSBC	Buy	23,449,503	38,596,953	5/21/14	481,799	-
British Pound	HSBC	Sell	145,494,146	233,954,587	5/21/14	-	(8,512,376)
British Pound	SCBT	Buy	2,209,073	3,675,257	5/21/14	6,178	-
British Pound	SCBT	Sell	401,557	655,145	5/21/14	-	(14,053)
British Pound	SSBT	Buy	15,439,128	25,635,827	5/21/14	93,583	-
British Pound	SSBT	Sell	9,784,493	16,216,721	5/21/14	-	(89,202)
Euro	BANT	Buy	22,439,823	30,980,829	7/17/14	9,842	(76,991)
Euro	BANT	Sell	275,326,294	374,580,829	7/17/14	-	(4,715,788)
Euro	BBU	Buy	12,148,030	16,827,416	7/17/14	2,309	(94,286)
Euro	BBU	Sell	166,909,419	227,282,422	7/17/14	-	(2,656,307)
Euro	BONY	Sell	3,524,932	4,801,046	7/17/14	-	(54,992)
Euro	HSBC	Buy	13,363,553	18,544,958	7/17/14	-	(134,982)
Euro	HSBC	Sell	20,750,628	28,324,345	7/17/14	-	(262,257)
Euro	SCBT	Buy	15,224,897	21,084,268	7/17/14	13,362	(123,418)
Euro	SCBT	Sell	194,791,861	264,975,519	7/17/14	-	(3,374,783)
Euro	SSBT	Buy	11,704,835	16,260,064	7/17/14	-	(135,181)
Euro	SSBT	Sell	2,232,270	3,056,134	7/17/14	-	(19,099)
British Pound	BANT	Buy	5,060,509	8,411,654	7/21/14	17,720	-
British Pound	BANT	Sell	124,255,430	202,737,983	7/21/14	1,791	(4,238,148)
British Pound	BBU	Sell	206,436,826	336,698,463	7/21/14	-	(7,166,798)
British Pound	BONY	Buy	8,815,993	14,663,729	7/21/14	21,217	-
British Pound	BONY	Sell	986,180	1,648,435	7/21/14	5,738	-
British Pound	FBCO	Buy	6,971,159	11,664,736	7/21/14	-	(52,760)
British Pound	HSBC	Buy	3,255,136	5,408,929	7/21/14	13,205	-
British Pound	HSBC	Sell	47,085,421	77,267,176	7/21/14	-	(1,163,795)
British Pound	SCBT	Buy	14,105,589	23,466,340	7/21/14	29,575	-
British Pound	SSBT	Buy	19,881,721	33,106,746	7/21/14	41,123	(30,555)
South Korean Won	BANT	Buy	11,533,676,391	10,641,461	8/12/14	117,049	-
South Korean Won	BANT	Sell	96,238,076,970	89,407,429	8/12/14	33,649	(396,237)
South Korean Won	FBCO	Buy	8,369,595,765	7,760,069	8/12/14	47,015	-
South Korean Won	FBCO	Sell	211,070,370,331	196,221,969	8/12/14	56,962	(719,547)
South Korean Won	HSBC	Buy	12,987,081,099	12,049,916	8/12/14	64,317	-
South Korean Won	HSBC	Sell	199,494,939,880	185,624,564	8/12/14	88,194	(550,726)
Swiss Franc	BANT	Sell	17,864,460	20,377,186	8/12/14	147,940	(3,113)

Mutual Global Discovery Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)

Swiss Franc	BBU	Sell	4,953,480	5,686,265	8/12/14	76,211	-
Swiss Franc	BONY	Sell	477,203	540,079	8/12/14	-	(376)
Swiss Franc	SSBT	Sell	4,206,200	4,771,771	8/12/14	11,481	(3,433)
British Pound	BANT	Sell	60,842,827	101,644,027	8/19/14	320,653	-
British Pound	BBU	Sell	131,869,831	220,216,202	8/19/14	609,440	-
British Pound	HSBC	Sell	93,783,034	156,655,180	8/19/14	475,496	-
Euro	BANT	Sell	212,595,021	290,857,626	8/29/14	-	(2,016,070)
Euro	BBU	Sell	212,597,058	290,649,942	8/29/14	-	(2,226,560)
Canadian Dollar	BANT	Sell	2,072,534	1,866,963	9/18/14	-	(295)
Canadian Dollar	BBU	Sell	279,296,459	251,098,138	9/18/14	-	(535,120)
Unrealized appreciation (depreciation)						5,418,008	(86,846,727)
Net unrealized appreciation (depreciation)							$(81,428,719)

a May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Mutual International Fund

Statement of Investments, March 31, 2014 (unaudited)

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 88.2%
Aerospace & Defense 1.2%
Safran SA	France	11,505	$797,176
Airlines 1.8%
[a]International Consolidated Airlines Group SA	United Kingdom	172,820	1,202,168
Auto Components 2.9%
Cie Generale des Etablissements Michelin, B	France	3,803	475,667
Pirelli & C. SpA	Italy	40,265	632,439
Xinyi Glass Holdings Ltd.	Hong Kong	960,000	780,976
			1,889,082
Banks 5.0%
Aozora Bank Ltd.	Japan	218,926	623,564
Barclays PLC	United Kingdom	148,787	579,011
Hana Financial Group Inc.	South Korea	23,386	854,273
HSBC Holdings PLC	United Kingdom	64,690	655,122
KB Financial Group Inc.	South Korea	17,663	617,849
			3,329,819
Capital Markets 2.2%
[a,b]Acquisition 1234 PLC	United Kingdom	2,282	228
China Everbright Ltd.	China	436,000	559,864
Credit Suisse Group AG	Switzerland	9,131	295,312
Sun Hung Kai & Co. Ltd.	Hong Kong	891,989	572,698
			1,428,102
Chemicals 0.7%
Huabao International Holdings Ltd.	Hong Kong	1,038,615	482,052
Construction & Engineering 2.1%
FLSmidth & Co. AS	Denmark	11,630	586,807
Sinopec Engineering Group Co. Ltd.	China	759,500	820,557
			1,407,364
Construction Materials 1.0%
SA des Ciments Vicat	France	7,577	638,590
Consumer Finance 1.2%
Samsung Card Co. Ltd.	South Korea	24,460	795,886
Containers & Packaging 0.6%
Rexam PLC	United Kingdom	48,813	396,314
Diversified Financial Services 3.0%
Deutsche Boerse AG	Germany	2,437	193,974
First Pacific Co. Ltd.	Hong Kong	560,859	556,777
[a]ING Groep NV, IDR	Netherlands	45,470	643,714
Metro Pacific Investments Corp.	Philippines	5,359,000	566,311
			1,960,776
Diversified Telecommunication Services 2.6%
[a]Hellenic Telecommunications Organization SA	Greece	25,820	426,898
[a]Koninklijke KPN NV	Netherlands	212,200	749,927
TDC AS	Denmark	59,831	553,198
			1,730,023
Electric Utilities 2.4%
Enel SpA	Italy	111,568	631,475
Power Assets Holdings Ltd.	Hong Kong	107,500	932,047
			1,563,522
Energy Equipment & Services 0.2%
Fugro NV, IDR	Netherlands	2,498	153,622

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual International Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Food & Staples Retailing 3.5%
China Resources Enterprise Ltd.	China	176,000	496,928
Empire Co. Ltd., A	Canada	7,055	431,891
Metro AG	Germany	19,696	803,938
Tesco PLC	United Kingdom	112,640	554,819
			2,287,576
Hotels, Restaurants & Leisure 4.5%
Accor SA	France	16,932	867,019
Genting Malaysia Bhd.	Malaysia	463,300	596,067
Kuoni Reisen Holding AG, B	Switzerland	1,440	646,697
Mandarin Oriental International Ltd.	Hong Kong	476,361	831,250
			2,941,033
Industrial Conglomerates 1.1%
Jardine Matheson Holdings Ltd.	Hong Kong	5,400	340,632
Jardine Strategic Holdings Ltd.	Hong Kong	9,200	329,912
Siemens AG	Germany	283	38,095
			708,639
Insurance 18.1%
ACE Ltd.	United States	6,567	650,527
Aegon NV	Netherlands	842	7,730
Ageas	Belgium	19,404	864,738
Catlin Group Ltd.	United Kingdom	56,166	503,534
China Pacific Insurance (Group) Co. Ltd., H	China	207,445	743,507
Delta Lloyd NV	Netherlands	33,742	935,606
Direct Line Insurance Group PLC	United Kingdom	242,238	958,935
Great Eastern Holdings Ltd.	Singapore	52,853	786,167
Korean Reinsurance Co.	South Korea	66,074	639,086
Lancashire Holdings Ltd.	United Kingdom	72,283	824,566
PICC Property and Casualty Co. Ltd., H	China	493,802	676,105
Resolution Ltd.	United Kingdom	140,608	700,900
RSA Insurance Group PLC	United Kingdom	527,110	787,159
[a]RSA Insurance Group PLC, rts., 4/09/14	United Kingdom	197,666	105,452
[a]Storebrand ASA	Norway	135,269	780,524
UNIQA Insurance Group AG	Austria	79,537	1,055,862
Zurich Insurance Group AG	Switzerland	3,120	957,882
			11,978,280
Internet & Catalog Retail 0.8%
GS Home Shopping Inc.	South Korea	2,286	508,763

Machinery 2.4%
[a]CNH Industrial NV (EUR Traded)	Netherlands	30,305	348,439
[a]CNH Industrial NV, special voting (EUR Traded)	Netherlands	16,517	189,908
IMI PLC	United Kingdom	3,711	90,234
KUKA AG	Germany	13,205	646,246
Vossloh AG	Germany	3,296	311,438
			1,586,265
Marine 1.6%
A.P. Moeller-Maersk AS, B	Denmark	88	1,055,633

Media 5.9%
[a]Nine Entertainment Co. Holdings Ltd.	Australia	449,683	975,864
Reed Elsevier PLC	United Kingdom	33,489	511,553
RTL Group SA	Germany	4,470	512,040
Seven West Media Ltd.	Australia	400,878	736,113
Sinomedia Holding Ltd.	China	1,425,346	1,194,458
			3,930,028
Metals & Mining 2.4%
Anglo American PLC	United Kingdom	29,531	751,659
[a]ThyssenKrupp AG	Germany	27,329	732,933

Mutual International Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)
Voestalpine AG	Austria	2,957	129,986
			1,614,578
Multi-Utilities 0.3%
GDF Suez	France	6,345	173,619
Multiline Retail 1.7%
Hyundai Department Store Co. Ltd.	South Korea	4,726	630,192
Marks & Spencer Group PLC	United Kingdom	61,707	464,583
			1,094,775
Oil, Gas & Consumable Fuels 4.8%
BG Group PLC	United Kingdom	33,059	615,765
BP PLC	United Kingdom	64,478	516,000
[a]Cairn Energy PLC	United Kingdom	199,132	553,914
China Shenhua Energy Co. Ltd., H	China	94,331	272,420
Petroleo Brasileiro SA, ADR	Brazil	30,743	404,270
Royal Dutch Shell PLC, A	United Kingdom	22,768	831,926
			3,194,295
Pharmaceuticals 2.3%
Novartis AG	Switzerland	7,319	620,956
Teva Pharmaceutical Industries Ltd., ADR	Israel	17,640	932,097
			1,553,053
Road & Rail 1.6%
[a]FirstGroup PLC	United Kingdom	432,277	1,051,098
Semiconductors & Semiconductor Equipment 1.2%
[a]SK Hynix Semiconductor Inc.	South Korea	22,740	768,748
Specialty Retail 5.2%
Baoxin Auto Group Ltd.	China	846,889	720,622
[a]China ZhengTong Auto Services Holdings Ltd.	China	1,121,914	623,410
[a]Dufry AG	Switzerland	6,864	1,180,235
Kingfisher PLC	United Kingdom	132,792	932,802
			3,457,069
Trading Companies & Distributors 1.8%
[a]Kloeckner & Co. SE	Germany	32,770	483,336
Rexel SA	France	26,179	686,942
			1,170,278
Wireless Telecommunication Services 2.1%
Tele2 AB, B	Sweden	54,420	675,226
Vodafone Group PLC	United Kingdom	194,110	712,833
			1,388,059
Total Common Stocks and Other Equity Interests (Cost $49,962,701)			58,236,285
Preferred Stocks 4.3%
Automobiles 2.6%
Hyundai Motor Co., 2nd pfd.	South Korea	7,852	1,120,766
Volkswagen AG, pfd.	Germany	2,351	609,295
			1,730,061
Semiconductors & Semiconductor Equipment 1.7%
Samsung Electronics Co. Ltd., pfd.	South Korea	1,131	1,122,610

Total Preferred Stocks (Cost $2,194,059)			2,852,671
		Principal Amount*
Corporate Bonds (Cost $142,004) 0.2%
[c,d]Baggot Securities Ltd., secured bond, 144A, 10.24%, Perpetual	Ireland	100,000 EUR	150,525

Total Investments before Short Term Investments (Cost $52,298,764)			61,239,481
Short Term Investments 4.9%
U.S. Government and Agency Securities 4.9%
[e]FHLB, 4/01/14	United States	1,400,000	1,400,000

Mutual International Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
[e]U.S. Treasury Bills,
[f]4/03/14				United States		800,000	800,000
4/24/14 - 9/25/14				United States		1,000,000	999,850
Total U.S. Government and Agency Securities (Cost $3,199,809)							3,199,850
Total Investments (Cost $55,498,573) 97.6%							64,439,331
Other Assets, less Liabilities 2.4%							1,615,842
Net Assets 100.0%							$66,055,173

* The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the value of this security was $228, representing less than
0.01% of net assets.
[c] Perpetual security with no stated maturity date.
[d] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
[e] The security is traded on a discount basis with no stated coupon rate.
[f]Security or a portion of the security has been pledged as collateral for open forward contracts. At March 31, 2014, the value of this security and/or cash pledged as collateral was $245,000, representing 0.37% of net assets.

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Swedish Krona	BANT	Buy	58,425	$8,938	5/12/14	$84	$-
Swedish Krona	BANT	Sell	2,549,674	385,545	5/12/14	-	(8,158)
Swedish Krona	BBU	Sell	954,960	145,966	5/12/14	37	(1,530)
Swedish Krona	BONY	Sell	756,236	114,674	5/12/14	-	(2,099)
Swedish Krona	SSBT	Sell	51,139	7,925	5/12/14	28	-
Euro	BANT	Buy	249,617	341,724	5/15/14	2,170	-
Euro	BANT	Sell	3,470,144	4,677,469	5/15/14	-	(103,307)
Euro	BBU	Buy	201,647	276,329	5/15/14	1,478	-
Euro	BBU	Sell	97,452	132,928	5/15/14	-	(1,331)
Euro	HSBC	Buy	38,074	51,562	5/15/14	892	-
Euro	HSBC	Sell	150,841	205,988	5/15/14	-	(1,824)
Euro	SSBT	Buy	29,875	40,358	5/15/14	800	-
Euro	SSBT	Sell	199,428	272,038	5/15/14	-	(2,711)
Euro	BONY	Sell	100,000	135,424	5/19/14	-	(2,344)
Norwegian Krone	BANT	Buy	397,375	64,218	5/21/14	2,014	-
Norwegian Krone	BANT	Sell	5,416,070	882,658	5/21/14	-	(20,069)
Norwegian Krone	BBU	Buy	288,615	48,271	5/21/14	-	(166)
Norwegian Krone	BBU	Sell	429,124	69,990	5/21/14	-	(1,535)
Norwegian Krone	BONY	Buy	256,717	41,516	5/21/14	1,273	(1)
Norwegian Krone	SSBT	Buy	228,950	37,860	5/21/14	321	(21)
Australian Dollar	HSBC	Buy	68,533	63,060	6/16/14	159	-
Australian Dollar	HSBC	Sell	1,872,002	1,666,800	6/16/14	-	(60,071)
Philippine Peso	BONY	Sell	25,026,500	555,281	6/20/14	-	(2,618)
Euro	BANT	Buy	38,677	53,376	7/17/14	-	(94)
Euro	BANT	Sell	6,854,237	9,324,219	7/17/14	-	(118,355)

Mutual International Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
Euro		BBU	Buy	64,884	89,636	7/17/14	20	(270)
Euro		BBU	Sell	469,462	639,380	7/17/14	-	(7,363)
Euro		HSBC	Buy	465,000	647,450	7/17/14	-	(6,854)
Euro		HSBC	Sell	525,008	720,463	7/17/14	-	(2,802)
Euro		SCBT	Sell	19,976	27,309	7/17/14	-	(210)
Euro		SSBT	Sell	11,286	15,451	7/17/14	-	(97)
Japanese Yen		BANT	Sell	77,538,910	745,003	7/22/14	-	(6,663)
Japanese Yen		BONY	Buy	656,800	6,378	7/22/14	-	(11)
Japanese Yen		HSBC	Buy	2,552,592	24,888	7/22/14	-	(143)
Japanese Yen		SSBT	Buy	9,965,300	98,005	7/22/14	-	(1,400)
South Korean Won		BANT	Buy	215,733,123	199,062	8/12/14	2,172	-
South Korean Won		BANT	Sell	1,589,488,748	1,476,687	8/12/14	574	(6,549)
South Korean Won		FBCO	Buy	519,190,364	482,641	8/12/14	1,655	-
South Korean Won		FBCO	Sell	3,529,774,200	3,281,766	8/12/14	1,002	(11,778)
South Korean Won		HSBC	Buy	166,967,946	154,899	8/12/14	848	-
South Korean Won		HSBC	Sell	3,205,626,963	2,984,486	8/12/14	1,551	(7,246)
Swiss Franc		BANT	Sell	2,075,237	2,317,331	8/12/14	61	(33,036)
Swiss Franc		BONY	Buy	18,550	21,108	8/12/14	-	(99)
Swiss Franc		FBCO	Sell	24,623	27,785	8/12/14	-	(102)
Swiss Franc		SCBT	Sell	26,920	30,229	8/12/14	-	(260)
Swiss Franc		SSBT	Sell	80,600	92,248	8/12/14	965	-
Danish Krone		BANT	Buy	96,089	17,957	8/14/14	-	(209)
Danish Krone		BANT	Sell	340,655	62,858	8/14/14	-	(63)
Danish Krone		BBU	Sell	5,894,126	1,074,394	8/14/14	-	(14,279)
Danish Krone		BONY	Buy	21,800	4,025	8/14/14	2	-
Danish Krone		BONY	Sell	60,248	11,109	8/14/14	-	(19)
British Pound		BANT	Buy	227,202	375,032	8/19/14	3,334	-
British Pound		BANT	Sell	1,745,038	2,915,247	8/19/14	9,185	-
British Pound		BBU	Buy	27,159	45,092	8/19/14	137	-
British Pound		BBU	Sell	3,614,900	6,036,858	8/19/14	16,858	-
British Pound		BONY	Buy	61,700	102,791	8/19/14	-	(40)
British Pound		FBCO	Sell	116,000	192,741	8/19/14	-	(438)
British Pound		HSBC	Buy	20,689	34,165	8/19/14	289	-
British Pound		HSBC	Sell	2,666,614	4,454,312	8/19/14	13,521	-
British Pound		SSBT	Buy	32,941	54,728	8/19/14	130	-
Canadian Dollar		BANT	Sell	6,208	5,592	9/18/14	-	(1)
Canadian Dollar		BBU	Sell	465,771	418,746	9/18/14	-	(892)
Unrealized appreciation (depreciation)							61,560	(427,058)
Net unrealized appreciation (depreciation)								$(365,498)

[a] May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	- Bank of America N.A.
BBU	- Barclays Bank PLC
BONY	- Bank of New York Mellon
FBCO	- Credit Suisse Group AG

Mutual International Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)
HSBC	- HSBC Bank USA, N.A.
SCBT	- Standard Chartered Bank
SSBT	- State Street Bank and Trust Co., N.A.

Currency

EUR - Euro

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
IDR	-	International Depositary Receipt

Mutual Quest Fund

Statement of Investments, March 31, 2014 (unaudited)

	Country	Shares/Rights/Warrants	Value
Common Stocks and Other Equity Interests 63.2%
Auto Components 0.4%
Cie Generale des Etablissements Michelin, B	France	60,667	$7,588,028
[a,b]International Automotive Components Group Brazil LLC	Brazil	2,363,058	418,167
[a,b,c] International Automotive Components Group North America, LLC	United States	18,661,349	16,408,364
			24,414,559
Automobiles 2.4%
General Motors Co.	United States	2,111,348	72,672,598
[a]General Motors Co., wts., 7/10/16	United States	1,895,215	47,077,140
[a]General Motors Co., wts., 7/10/19	United States	1,594,460	27,759,549
			147,509,287
Banks 4.1%
BB&T Corp.	United States	434,627	17,458,967
CIT Group Inc.	United States	2,645,447	129,679,812
Guaranty Bancorp	United States	347,127	4,946,560
PNC Financial Services Group Inc.	United States	261,738	22,771,206
SunTrust Banks Inc.	United States	1,333,217	53,048,704
Wells Fargo & Co.	United States	436,834	21,728,123
			249,633,372
Chemicals 0.0%
[a,d,e] Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
Communications Equipment 0.4%
Cisco Systems Inc.	United States	983,260	22,034,857
Construction & Engineering 1.1%
Vinci SA	France	952,180	70,725,267
Consumer Finance 0.0%†
[a]Comdisco Holding Co. Inc.	United States	997	4,985
Diversified Financial Services 0.4%
Capmark Financial Group Inc.	United States	4,885,536	24,916,234
Diversified Telecommunication Services 3.5%
[a,d,e] Global Crossing Holdings Ltd., Contingent Distribution	United States	49,411,586	—
[a]Koninklijke KPN NV	Netherlands	20,686,370	73,106,815
TDC AS	Denmark	8,437,906	78,017,014
Verizon Communications Inc.	United States	1,347,689	64,109,566
			215,233,395
Electric Utilities 0.9%
Entergy Corp.	United States	550,609	36,808,212
Exelon Corp.	United States	569,567	19,114,668
			55,922,880
Energy Equipment & Services 4.3%
Fugro NV, IDR	Netherlands	414,106	25,466,735
[a]Rowan Cos. PLC	United States	2,291,950	77,192,876
Transocean Ltd.	United States	3,938,158	162,803,452
			265,463,063
Health Care Equipment & Supplies 1.6%
Medtronic Inc.	United States	1,619,960	99,692,338
Independent Power & Renewable Electricity Producers 1.3%
NRG Energy Inc.	United States	2,517,167	80,045,911
Insurance 6.4%
Ageas	Belgium	1,719,740	76,640,116
The Allstate Corp.	United States	563,005	31,854,823
American International Group Inc.	United States	1,414,788	70,753,548

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Quest Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)
[a,b]Olympus Re Holdings Ltd.	United States	97,300	—
RSA Insurance Group PLC	United Kingdom	64,509,364	96,335,026
[a]RSA Insurance Group PLC, rts., 4/09/14	United Kingdom	24,191,011	12,905,613
White Mountains Insurance Group Ltd.	United States	171,770	103,044,823
			391,533,949
Media 5.8%
Cengage Learning Acquisitions Inc.	United States	310,021	10,463,209
CBS Corp., B	United States	745,740	46,086,732
CBS Outdoor Americas Inc.	United States	19,443	568,708
Comcast Corp., Special A	United States	763,114	37,209,439
[a]Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	1,665,000
RTL Group SA	Germany	715,185	81,924,656
Time Warner Cable Inc.	United States	213,950	29,349,661
[a]Tribune Co., A	United States	1,152,442	91,792,005
[a]Tribune Co., B	United States	706,604	56,281,008
			355,340,418
Metals & Mining 2.5%
Freeport-McMoRan Copper & Gold Inc., B	United States	2,485,527	82,196,378
[a]ThyssenKrupp AG	Germany	2,788,229	74,777,175
			156,973,553
Oil, Gas & Consumable Fuels 8.3%
Apache Corp.	United States	1,779,400	147,601,230
BG Group PLC	United Kingdom	1,601,310	29,826,371
BP PLC	United Kingdom	11,863,757	94,942,517
China Shenhua Energy Co. Ltd., H	China	5,856,217	16,912,281
Royal Dutch Shell PLC, A	United Kingdom	5,407,211	197,575,479
[a]WPX Energy Inc.	United States	1,280,855	23,093,816
			509,951,694
Personal Products 0.2%
Avon Products Inc.	United States	799,130	11,699,263

Pharmaceuticals 2.4%
[a]Hospira Inc.	United States	914,457	39,550,265
Teva Pharmaceutical Industries Ltd., ADR	Israel	2,045,364	108,077,034
			147,627,299
Real Estate Investment Trusts (REITs) 2.5%
Spirit Realty Capital Inc.	United States	14,148,165	155,346,852

Real Estate Management & Development 1.0%
[e]Canary Wharf Group PLC	United Kingdom	8,298,072	60,308,366

Semiconductors & Semiconductor Equipment 1.1%
Samsung Electronics Co. Ltd.	South Korea	51,642	65,128,374

Software 3.5%
[a]Check Point Software Technologies Ltd.	Israel	303,646	20,535,579
Microsoft Corp.	United States	2,094,441	85,851,136
Symantec Corp.	United States	5,485,806	109,551,546
			215,938,261
Technology Hardware, Storage & Peripherals 0.6%
[a]Eastman Kodak Co.	United States	1,017,517	33,985,068
[a]Eastman Kodak Co., wts., 9/03/18	United States	38,301	697,078
[a]Eastman Kodak Co., wts., 9/03/18	United States	38,301	651,117
			35,333,263
Tobacco 6.7%
Altria Group Inc.	United States	1,865,460	69,824,168
British American Tobacco PLC	United Kingdom	2,773,818	154,234,310
Imperial Tobacco Group PLC	United Kingdom	3,540,008	142,969,260
Lorillard Inc.	United States	403,584	21,825,823

Mutual Quest Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Philip Morris International Inc.	United States	298,690	24,453,750
			413,307,311
Wireless Telecommunication Services 1.8%
Vodafone Group PLC	United Kingdom	31,097,220	114,198,767

Total Common Stocks and Other Equity Interests (Cost $3,021,882,512)			3,888,283,518
Preferred Stocks 2.3%
Automobiles 1.1%
Hyundai Motor Co., 2nd pfd.	South Korea	468,429	66,861,872

Semiconductors & Semiconductor Equipment 1.2%
Samsung Electronics Co. Ltd., pfd.	South Korea	73,036	72,494,180

Total Preferred Stocks (Cost $128,382,357)			139,356,052
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 15.7%
[g]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	56,062,200	58,409,805
Avaya Inc.,
[g] senior note, 144A, 10.50%, 3/01/21	United States	14,968,000	13,957,660
[g] senior secured note, 144A, 7.00%, 4/01/19	United States	14,003,000	13,967,993
[h] Tranche B-3 Term Loan, 4.734%, 10/26/17	United States	21,215,754	20,743,364
[h] Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	5,174,427	5,191,042
[h]Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan, first lien,
1/28/18,
B5, 4.488%	United States	7,586,000	7,079,870
B6, 5.488%	United States	36,163,000	34,196,637
CDW LLC/Finance Corp., senior sub. note, 12.535%, 10/12/17	United States	5,183,000	5,442,150
[f,h] Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,944,000	1,969,919
Clear Channel Communications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	37,367,000	39,422,185
[h] Tranche B Term Loan, 3.803%, 1/29/16	United States	676,455	669,114
[h] Tranche C Term Loan, 3.803%, 1/29/16	United States	102,603	100,936
[h] Tranche D Term Loan, 6.903%, 1/30/19	United States	45,389,937	44,519,040
[h] Tranche E Term Loan, 7.653%, 7/30/19	United States	14,586,689	14,595,806
[h]Eastman Kodak Co.,
First Lien Term Loan, 7.25%, 9/03/19	United States	14,734,655	14,917,954
Second Lien Term Loan, 10.75%, 9/03/20	United States	39,590,000	40,101,384
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	6,340,000	7,576,300
senior note, 11.75%, 8/15/21	United States	27,008,000	28,493,440
[g] senior secured bond, 144A, 8.25%, 1/15/21	United States	4,588,000	5,000,920
[g,i] First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	17,388,312	16,431,955
[h]Gatehouse Media Intermediate Holdco Inc., Term Loan, 11.153%, 11/26/19	United States	50,000,000	50,027,000
GenOn Americas Generation LLC, senior bond,
8.50%, 10/01/21	United States	36,800,000	35,328,000
9.125%, 5/01/31	United States	121,530,000	115,149,675
JC Penney Corp. Inc.,
senior note, 5.75%, 2/15/18	United States	10,891,000	9,257,350
[h] Term Loan, 6.00%, 5/22/18	United States	29,645,277	29,530,401
Lee Enterprises Inc.,
[f,h] Second Lien Term Loan, 12.00%, 12/31/22	United States	27,750,000	29,343,682
[g] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	74,255,000	76,668,287
[h]Moxie Liberty LLC, Construction B-1 Term Loan, 7.50%, 8/21/20	United States	42,552,000	43,722,180
[h]Moxie Patriot LLC, Construction B-1 Term Loan, 6.75%, 12/18/20	United States	24,748,000	25,413,102
NGPL PipeCo LLC,
[g] secured note, 144A, 7.119%, 12/15/17	United States	11,037,000	10,899,038
[g] senior secured note, 144A, 9.625%, 6/01/19	United States	16,383,000	17,570,768
[h] Term Loan B, 6.75%, 9/15/17	United States	972,761	953,711
[g]NRG Yield Inc., cvt., senior note, 144A, 3.50%, 2/01/19	United States	14,850,000	15,267,656
[h]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.737%, 10/10/17	United States	101,650,473	73,569,530
[g]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	39,724,000	30,686,790
Toys R Us-Delaware Inc., 9/01/16
[g] first lien, 144A, 7.375%	United States	24,256,000	22,618,720

Mutual Quest Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)
[f,h] Term Loan B1, 4.736%	United States	5,813,682		5,276,614
[g]Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,
senior secured note	Italy	1,118,000		1,178,763
third lien	Italy	2,610,000	EUR	3,793,122
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $955,838,151)				969,041,863
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 9.3%
[b,j] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272		—
[j]Edison Mission Energy,
senior bond, 7.75%, 6/15/16	United States	24,730,000		22,566,125
senior bond, 7.625%, 5/15/27	United States	39,607,000		36,339,423
senior note, 7.50%, 6/15/13	United States	80,312,000		73,284,700
senior note, 7.00%, 5/15/17	United States	19,803,000		18,119,745
[j]Nortel Networks Corp., cvt., senior note,
1.75%, 4/15/12	Canada	76,472,000		78,861,750
2.125%, 4/15/14	Canada	12,797,000		13,156,916
[j]Nortel Networks Ltd., senior note,
10.125%, 7/15/13	Canada	44,307,000		52,836,097
10.75%, 7/15/16	Canada	20,475,000		24,493,219
[j]Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,544,000		10,220,640
Sorenson Communications Inc.,
[h] First Lien Term Loan, 11.50%, 10/31/14	United States	68,719,708		69,063,306
[g,j] senior secured note, 144A, 10.50%, 2/01/15	United States	188,203,000		169,382,700
[c,h,j] Vertis Inc., senior secured Term Loan, 11.75%, 12/23/15	United States	75,168,887		1,127,533
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $583,257,650)				569,452,154
		Shares
Companies in Liquidation 3.3%
[a]Adelphia Recovery Trust	United States	38,254,708		229,528
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	4,899,492		97,990
[a,d,e] Century Communications Corp., Contingent Distribution	United States	13,497,000		—
[a,b]FIM Coinvestor Holdings I, LLC	United States	16,133,491		—
[a,g,k] KGen Power Corp., 144A	United States	5,377,461		2,957,604
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	454,066,643		199,789,323
[a,d,e] Tribune Litigation Trust, Contingent Distribution	United States	1,496,073		—
Total Companies in Liquidation (Cost $204,135,934)				203,074,445
		Principal Amount*
Asset-Backed Securities 0.5%
Diversified Financial Services 0.5%
Master Asset Vehicle, 2009-2,
[h] A2, FRN, 0.765%, 1/22/17	Canada	8,500,000	CAD	7,088,972
B, zero cpn., 7/15/56	Canada	29,000,000	CAD	24,037,679
Total Asset-Backed Securities (Cost $27,036,548)				31,126,651
Municipal Bonds (Cost $15,607,286) 0.2%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	16,719,000		15,616,549

		Number of Contracts
Options Purchased 0.1%
Calls – Exchange-Traded
Automobiles 0.1%
General Motors Co., January Strike Price $40, Expires 1/17/15	United States	20,000		2,580,000
Media 0.0%†
Time Warner Cable Inc., January Strike Price $150, Expires 1/17/15	United States	3,000		1,440,000
Metals & Mining 0.0%†
Freeport-McMoRan Copper & Gold Inc., B, January Strike Price $35, Expires 1/17/15	United States	2,000		400,000

Total Options Purchased (Cost $6,168,710)				4,420,000

Mutual Quest Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $4,942,309,148)			5,820,371,232
		Principal Amount*
Short Term Investments (Cost $230,761,366) 3.7%
U.S. Government and Agency Securities 3.7%
[m,n] U.S. Treasury Bills, 4/10/14 - 9/25/14	United States	230,807,000	230,776,240
Total Investments (Cost $5,173,070,514) 98.3%			6,051,147,472
Options Written (0.1)%			(8,677,500)
Securities Sold Short (0.8)%			(47,749,162)
Other Assets, less Liabilities 2.6%			158,325,060
Net Assets 100.0%			$6,153,045,870
		Number of Contracts
Options Written (0.1)%
Puts – Exchange-Traded
Automobiles (0.0)%†
General Motors Co., January Strike Price $32, Expires 1/17/15	United States	4,500	$(1,111,500)
General Motors Co., January Strike Price $35, Expires 1/17/15	United States	4,500	(1,777,500)
			(2,889,000)
Communications Equipment (0.0)%†
Cisco Systems Inc., October Strike Price $21, Expires 10/18/14	United States	3,000	(285,000)
Media (0.1)%
Time Warner Cable Inc., January Strike Price $140, Expires 1/17/15	United States	3,000	(3,750,000)
Metals & Mining (0.0)%†
Freeport-McMoRan Copper & Gold Inc., B, August Strike Price $30, Expires 8/16/14	United States	3,000	(351,000)
Technology Hardware, Storage & Peripherals (0.0)%†
Apple Inc., July Strike Price $520, Expires 7/19/14	United States	750	(1,402,500)

Total Options Written (Premiums Received $9,514,078)			$(8,677,500)
		Principal Amount*
Securities Sold Short (0.8)%
Corporate Notes (0.8)%
NRG Energy Inc., senior note, 7.875%, 5/15/21	United States	20,000,000	$(22,100,000)
Texas Industries Inc., senior note, 9.25%, 8/15/20	United States	14,821,000	(17,192,360)
Vulcan Materials Co., senior note,
6.50%, 12/01/16	United States	3,565,000	(3,995,028)
7.00%, 6/15/18	United States	3,853,000	(4,461,774)
Total Securities Sold Short (Proceeds $44,145,631)			$(47,749,162)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] See Note 5 regarding restricted securities.
[c] At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d] Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[e] Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $60,308,366, representing 0.98% of net assets.
[f] Security purchased on a when issued or delayed delivery basis.
[g] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $458,791,781, representing 7.46% of net assets.
[h] The coupon rate shown represents the rate at period end.

Mutual Quest Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
i Income may be received in additional securities and/or cash.
j Defaulted security or security for which income has been deemed uncollectible.
k See Note 6 regarding holdings of 5% voting securities.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for securities sold short, open futures, forward and written options contracts. At March 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $118,186,543, representing 1.92% of net assets.

At March 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	876	$150,825,300	6/16/14	$1,028,915	$-
GBP/USD	Short	1,011	105,283,013	6/16/14	-	(260,352)
Unrealized appreciation (depreciation)					1,028,915	(260,352)
Net unrealized appreciation (depreciation)					$768,563

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy	28,373,375	$39,000,850	4/16/14	$90,701	$-
Euro	BANT	Sell	64,928,306	88,245,684	4/16/14	-	(1,209,597)
Euro	BBU	Buy	15,777,283	21,597,178	4/16/14	140,049	-
Euro	BBU	Sell	71,453,339	97,155,463	4/16/14	-	(1,289,713)
Euro	BONY	Buy	1,003,358	1,380,731	4/16/14	1,650	-
Euro	BONY	Sell	156,863	214,975	4/16/14	-	(1,143)
Euro	FBCO	Sell	1,101,411	1,513,762	4/16/14	-	(3,713)
Euro	HSBC	Buy	2,673,559	3,670,404	4/16/14	13,104	-
Euro	HSBC	Sell	1,474,642	2,026,028	4/16/14	-	(5,667)
Euro	SCBT	Buy	9,342,130	12,842,133	4/16/14	29,031	-
Euro	SSBT	Buy	1,119,446	1,540,240	4/16/14	2,082	-
Euro	SSBT	Sell	373,231	511,315	4/16/14	-	(2,906)
British Pound	BANT	Buy	2,000,000	3,345,760	4/22/14	-	(12,004)
British Pound	BANT	Sell	30,313,302	49,190,858	4/22/14	-	(1,337,724)
British Pound	BBU	Sell	4,492,885	7,360,067	4/22/14	-	(129,025)
British Pound	FBCO	Sell	19,499,621	31,433,389	4/22/14	-	(1,070,104)
British Pound	HSBC	Sell	370,131	593,253	4/22/14	-	(23,710)
British Pound	SCBT	Sell	34,731,522	56,014,136	4/22/14	-	(1,879,081)
Euro	BANT	Buy	13,000,962	17,651,406	5/15/14	259,864	-
Euro	BANT	Sell	32,959,335	44,355,708	5/15/14	-	(1,051,976)
Euro	BBU	Buy	3,145,286	4,297,002	5/15/14	36,221	-
Euro	BBU	Sell	4,786,214	6,499,475	5/15/14	-	(94,436)
Euro	BONY	Buy	985,108	1,345,832	5/15/14	11,339	-
Euro	BONY	Sell	120,084	163,763	5/15/14	-	(1,676)

Mutual Quest Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
Euro	HSBC	Sell	841,647	1,141,122	5/15/14	-	(18,405)
Euro	SCBT	Buy	3,608,354	4,928,759	5/15/14	42,427	-
Euro	SCBT	Sell	240,168	327,162	5/15/14	-	(3,715)
Euro	SSBT	Sell	2,238,682	3,051,542	5/15/14	-	(32,664)
Euro	BANT	Sell	706,413	950,795	5/19/14	-	(22,417)
Euro	HSBC	Sell	3,994,567	5,386,374	5/19/14	-	(116,865)
Euro	SCBT	Sell	2,906,977	3,924,157	5/19/14	-	(80,729)
British Pound	BANT	Buy	15,318,271	25,104,186	5/21/14	423,814	-
British Pound	BANT	Sell	7,215,488	11,876,823	5/21/14	-	(147,836)
British Pound	BBU	Buy	2,296,959	3,802,177	5/21/14	25,720	-
British Pound	BBU	Sell	50,938,708	82,039,387	5/21/14	-	(2,850,308)
British Pound	HSBC	Buy	452,599	748,617	5/21/14	5,642	-
British Pound	HSBC	Sell	33,819,386	54,381,573	5/21/14	-	(1,978,659)
British Pound	SCBT	Buy	355,029	590,665	5/21/14	993	-
British Pound	SCBT	Sell	92,909	151,583	5/21/14	-	(3,252)
British Pound	SSBT	Buy	21,994,649	36,572,035	5/21/14	82,194	-
Norwegian Krone	BANT	Buy	74,105,909	12,034,052	5/21/14	317,593	-
Norwegian Krone	BANT	Sell	108,784,909	17,742,633	5/21/14	-	(389,154)
Norwegian Krone	BBU	Buy	34,679,000	5,676,615	5/21/14	103,528	-
Euro	BANT	Buy	837,645	1,151,619	7/17/14	2,342	-
Euro	BANT	Sell	19,360,200	26,330,554	7/17/14	-	(340,557)
Euro	BBU	Buy	6,610,590	9,194,537	7/17/14	-	(87,618)
Euro	BBU	Sell	12,100,890	16,387,709	7/17/14	-	(282,790)
Euro	HSBC	Sell	6,785,650	9,305,329	7/17/14	-	(42,758)
Euro	SCBT	Buy	837,646	1,150,783	7/17/14	3,180	-
Euro	SCBT	Sell	13,500,716	18,360,974	7/17/14	-	(237,961)
Euro	SSBT	Sell	363,045	497,034	7/17/14	-	(3,106)
British Pound	BANT	Sell	26,186,916	42,723,953	7/21/14	-	(896,029)
British Pound	BBU	Sell	45,176,910	73,745,699	7/21/14	8,971	(1,515,204)
British Pound	BONY	Buy	3,654,471	6,078,518	7/21/14	8,795	-
British Pound	HSBC	Buy	1,349,343	2,242,149	7/21/14	5,474	-
British Pound	HSBC	Sell	9,954,796	16,335,821	7/21/14	-	(246,049)
British Pound	SCBT	Buy	5,847,154	9,727,442	7/21/14	12,260	-
British Pound	SCBT	Sell	1,729,177	2,895,970	7/21/14	15,651	-
British Pound	SSBT	Buy	6,746,716	11,221,071	7/21/14	17,047	-
South Korean Won	BANT	Buy	2,690,917,063	2,494,207	8/12/14	15,856	-
South Korean Won	BANT	Sell	85,905,705,821	79,493,085	8/12/14	16,719	(655,708)
South Korean Won	FBCO	Buy	896,833,787	831,402	8/12/14	5,156	-
South Korean Won	FBCO	Sell	77,663,311,713	72,069,994	8/12/14	8,945	(382,593)
South Korean Won	HSBC	Buy	707,754,109	655,328	8/12/14	4,859	-
South Korean Won	HSBC	Sell	53,147,939,032	49,322,321	8/12/14	13,932	(267,533)
Swiss Franc	BANT	Buy	9,867,000	11,066,324	8/12/14	108,527	-
Swiss Franc	BANT	Sell	11,818,416	13,196,088	8/12/14	-	(188,836)
Swiss Franc	BONY	Buy	1,951,416	2,199,870	8/12/14	10,203	-
Danish Krone	BANT	Buy	13,551,277	2,532,509	8/14/14	-	(29,524)
Danish Krone	BANT	Sell	16,336,058	3,013,620	8/14/14	-	(3,727)
Danish Krone	BBU	Buy	12,420,720	2,309,516	8/14/14	-	(15,350)
Danish Krone	BBU	Sell	426,536,146	77,749,935	8/14/14	-	(1,033,306)
Danish Krone	BONY	Buy	6,390,924	1,188,766	8/14/14	-	(8,332)
Danish Krone	BONY	Sell	2,699,903	497,829	8/14/14	-	(855)

Mutual Quest Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

British Pound	BANT	Sell	15,982,476	26,700,324	8/19/14	84,231	-
British Pound	BBU	Buy	3,813,876	6,329,318	8/19/14	22,044	-
British Pound	BBU	Sell	32,847,148	54,854,737	8/19/14	153,402	-
British Pound	HSBC	Sell	24,635,361	41,150,907	8/19/14	124,907	-
Euro	BANT	Sell	42,710,936	58,434,112	8/29/14	-	(405,034)
Euro	BBU	Sell	42,711,345	58,392,388	8/29/14	-	(447,322)
Canadian Dollar	BBU	Sell	30,213,799	27,163,354	9/18/14	-	(57,889)
Unrealized appreciation (depreciation)						2,228,453	(20,904,560)
Net unrealized appreciation (depreciation)							$(18,676,107)

a May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
GO	-	General Obligation
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Mutual Shares Fund

Statement of Investments, March 31, 2014 (unaudited)

	Country	Shares/Warrants/Units	Value
Common Stocks and Other Equity Interests 84.0%
Aerospace & Defense 0.9%
Huntington Ingalls Industries Inc.	United States	1,508,054	$154,213,602
Auto Components 0.3%
[a,b,c]International Automotive Components Group Brazil LLC	Brazil	7,234,813	1,280,273
[a,b,c,d]International Automotive Components Group North America, LLC	United States	63,079,866	55,464,233
			56,744,506
Automobiles 1.1%
General Motors Co.	United States	5,469,310	188,253,650
Banks 7.9%
[a,b,e]Bond Street Holdings LLC, A, 144A	United States	1,647,570	28,008,690
CIT Group Inc.	United States	2,102,356	103,057,491
Citigroup Inc.	United States	3,362,406	160,050,526
Columbia Banking System Inc.	United States	1,102,002	31,429,097
[a,c]Columbia Banking System Inc., wts., C, 10/23/16	United States	50,163	9,996,132
[a,c]First Southern Bancorp Inc.	United States	453,016	2,700,972
[b]Guaranty Bancorp	United States	1,146,366	16,335,716
JPMorgan Chase & Co.	United States	3,550,940	215,577,567
KB Financial Group Inc.	South Korea	2,463,869	86,185,670
PNC Financial Services Group Inc.	United States	3,438,533	299,152,371
Societe Generale	France	979,673	60,342,520
State Bank Financial Corp.	United States	1,467,000	25,951,230
SunTrust Banks Inc.	United States	3,703,850	147,376,192
Wells Fargo & Co.	United States	2,093,160	104,113,778
			1,290,277,952
Beverages 1.3%
Coca-Cola Enterprises Inc.	United States	1,836,269	87,700,208
PepsiCo Inc.	United States	798,334	66,660,889
Pernod Ricard SA	France	460,092	53,565,800
			207,926,897
Capital Markets 0.8%
Credit Suisse Group AG	Switzerland	2,248,713	72,727,042
Morgan Stanley	United States	1,813,577	56,529,195
			129,256,237
Chemicals 0.0%
[a,f,g]Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Communications Equipment 1.1%
Cisco Systems Inc.	United States	8,126,460	182,113,969
Consumer Finance 0.0%†
[a]Comdisco Holding Co. Inc.	United States	2,122	10,610
Containers & Packaging 0.8%
MeadWestvaco Corp.	United States	3,395,925	127,822,617
Diversified Financial Services 1.1%
Deutsche Boerse AG	Germany	933,529	74,304,718
[a]ING Groep NV, IDR	Netherlands	7,306,186	103,432,914
			177,737,632
Diversified Telecommunication Services 0.6%
[a,f,g]Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—
[a]Koninklijke KPN NV	Netherlands	22,912,600	80,974,439
Verizon Communications Inc.	United States	410,356	19,520,635
			100,495,074
Electric Utilities 0.3%
Entergy Corp.	United States	821,510	54,917,943

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Shares Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.	United States	1,002,170	60,340,656

Energy Equipment & Services 2.1%
Baker Hughes Inc.	United States	2,539,778	165,136,366
Ensco PLC, A	United States	1,076,335	56,808,961
Transocean Ltd.	United States	3,071,412	126,972,172
			348,917,499
Food & Staples Retailing 4.4%
CVS Caremark Corp.	United States	2,501,955	187,296,351
The Kroger Co.	United States	5,353,096	233,662,641
Tesco PLC	United Kingdom	29,133,590	143,500,244
Walgreen Co.	United States	2,337,139	154,321,288
			718,780,524
Health Care Equipment & Supplies 3.0%
Medtronic Inc.	United States	6,803,635	418,695,698
Stryker Corp.	United States	865,772	70,534,445
			489,230,143
Health Care Providers & Services 2.4%
Cigna Corp.	United States	3,430,230	287,213,158
WellPoint Inc.	United States	995,170	99,069,173
			386,282,331
Independent Power & Renewable Electricity Producers 0.9%
NRG Energy Inc.	United States	4,399,652	139,908,934

Insurance 8.3%
ACE Ltd.	United States	2,345,100	232,305,606
Aegon NV	Netherlands	109,529	1,005,507
[a]Alleghany Corp.	United States	377,389	153,740,731
The Allstate Corp.	United States	1,211,452	68,543,954
American International Group Inc.	United States	5,079,039	254,002,740
MetLife Inc.	United States	2,895,970	152,907,216
[a,c]Olympus Re Holdings Ltd.	United States	202,380	—
[b]White Mountains Insurance Group Ltd.	United States	655,346	393,142,066
Zurich Insurance Group AG	Switzerland	352,340	108,173,163
			1,363,820,983
IT Services 1.3%
Xerox Corp.	United States	18,652,685	210,775,340

Machinery 1.9%
Caterpillar Inc.	United States	1,065,086	105,837,596
[a]CNH Industrial NV (EUR Traded)	Netherlands	4,351,332	50,030,491
[a]CNH Industrial NV, special voting (EUR Traded)	Netherlands	5,296,616	60,899,123
[a,b]Federal Signal Corp.	United States	3,360,800	50,075,920
Stanley Black & Decker Inc.	United States	584,022	47,445,947
			314,289,077
Marine 1.5%
A.P. Moeller-Maersk AS, B	Denmark	20,138	241,572,007

Media 6.4%
CBS Corp., B	United States	2,616,369	161,691,604
CBS Outdoor Americas Inc.	United States	51,858	1,516,847
Cengage Learning Acquisitions Inc.	United States	837,092	28,251,855
Comcast Corp., Special A	United States	846,676	41,283,922
Reed Elsevier PLC	United Kingdom	16,852,410	257,424,955
Time Warner Cable Inc.	United States	1,469,924	201,644,174
[a]Tribune Co., A	United States	766,463	61,048,778
[a]Tribune Co., B	United States	469,946	37,431,199

Mutual Shares Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Twenty-First Century Fox Inc., B	United States	8,524,052	265,268,498
			1,055,561,832
Metals & Mining 2.6%
Anglo American PLC	United Kingdom	4,301,023	109,474,844
Freeport-McMoRan Copper & Gold Inc., B	United States	5,933,533	196,221,936
[a]ThyssenKrupp AG	Germany	4,544,107	121,867,854
			427,564,634
Multi-Utilities 0.2%
GDF Suez	France	999,356	27,345,488

Multiline Retail 0.7%
Kohl's Corp.	United States	2,129,900	120,978,320

Oil, Gas & Consumable Fuels 8.5%
Apache Corp.	United States	2,845,910	236,068,235
BG Group PLC	United Kingdom	6,265,349	116,699,843
BP PLC	United Kingdom	15,851,497	126,855,348
CONSOL Energy Inc.	United States	3,155,053	126,044,367
Marathon Oil Corp.	United States	6,926,623	246,033,649
Murphy Oil Corp.	United States	1,576,220	99,081,189
Petroleo Brasileiro SA, ADR	Brazil	4,479,680	58,907,792
Royal Dutch Shell PLC, A	United Kingdom	7,240,989	264,580,367
Talisman Energy Inc. (USD Traded)	Canada	9,212,985	91,945,590
Talisman Energy Inc. (CAD Traded)	Canada	614,645	6,127,545
[a]WPX Energy Inc.	United States	1,130,869	20,389,568
			1,392,733,493
Paper & Forest Products 1.2%
International Paper Co.	United States	4,310,260	197,754,729

Personal Products 0.6%
Avon Products Inc.	United States	6,767,008	99,068,997

Pharmaceuticals 5.9%
Eli Lilly & Co.	United States	1,856,440	109,270,059
[a]Hospira Inc.	United States	2,329,384	100,745,858
Merck & Co. Inc.	United States	7,460,200	423,515,554
Teva Pharmaceutical Industries Ltd., ADR	Israel	6,224,949	328,926,305
			962,457,776
Real Estate Investment Trusts (REITs) 0.7%
[b]Alexander's Inc.	United States	326,675	117,926,408

Real Estate Management & Development 0.9%
Brookfield Property Partners LP	United States	1,071,074	20,029,084
[f]Canary Wharf Group PLC	United Kingdom	14,262,931	103,659,508
[a]Forestar Group Inc.	United States	1,208,670	21,514,326
			145,202,918
Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co. Ltd.	South Korea	88,806	111,997,801

Software 4.0%
Microsoft Corp.	United States	10,929,980	448,019,880
Symantec Corp.	United States	10,127,147	202,239,126
			650,259,006
Technology Hardware, Storage & Peripherals 3.0%
Apple Inc.	United States	665,640	357,275,614
Hewlett-Packard Co.	United States	4,141,570	134,021,205
			491,296,819
Tobacco 5.0%
Altria Group Inc.	United States	3,982,209	149,054,083
British American Tobacco PLC	United Kingdom	4,864,275	270,471,278
Imperial Tobacco Group PLC	United Kingdom	3,810,199	153,881,384
Lorillard Inc.	United States	3,265,821	176,615,600

Mutual Shares Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

Philip Morris International Inc.	United States	944,754		77,347,010
				827,369,355
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	52,052,415		191,152,831

Total Common Stocks and Other Equity Interests (Cost $9,651,950,250)				13,762,358,590
Convertible Preferred Stocks 0.0%†
Banks 0.0%†
Columbia Banking System Inc., cvt. pfd., B	United States	7,558		2,512,499
[a,c]First Southern Bancorp Inc., cvt. pfd., C	United States	774		1,787,290
Total Convertible Preferred Stocks (Cost $1,529,800)				4,299,789
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 6.0%
[e]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	73,658,300		76,742,741
Avaya Inc.,
[e]senior note, 144A, 10.50%, 3/01/21	United States	40,337,000		37,614,253
[e]senior secured note, 144A, 7.00%, 4/01/19	United States	37,416,000		37,322,460
[i]Tranche B-3 Term Loan, 4.734%, 10/26/17	United States	57,004,656		55,735,391
[i]Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	13,909,176		13,953,838
[i]Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan, first lien,
1/28/18,
B5, 4.488%	United States	10,094,000		9,420,538
B6, 5.488%	United States	48,124,000		45,507,258
[h,i]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	5,330,000		5,401,065
Clear Channel Communications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000		78,381,225
[i]Tranche B Term Loan, 3.803%, 1/29/16	United States	1,461,648		1,445,786
[i]Tranche C Term Loan, 3.803%, 1/29/16	United States	167,549		164,827
[i]Tranche D Term Loan, 6.903%, 1/30/19	United States	94,620,527		92,805,042
[i]Tranche E Term Loan, 7.653%, 7/30/19	United States	30,412,812		30,431,820
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	11,234,000		13,424,630
senior note, 11.75%, 8/15/21	United States	47,852,000		50,483,860
[e]senior secured bond, 144A, 8.25%, 1/15/21	United States	8,126,000		8,857,340
[e,j]First Data Holdings Inc., 144A, PIK,14.50%, 9/24/19	United States	31,530,428		29,796,254
[i]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	79,550,868		79,242,609
NGPL PipeCo LLC,
[e]secured note, 144A, 7.119%, 12/15/17	United States	29,468,000		29,099,650
[e]senior secured note, 144A, 9.625%, 6/01/19	United States	43,741,000		46,912,223
[i]Term Loan B, 6.75%, 9/15/17	United States	2,596,994		2,546,137
[i]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.737%,
10/10/17	United States	194,177,556		140,536,006
[e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	98,672,000		76,224,120
[e]Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,
senior secured note	Italy	3,027,000		3,191,517
third lien	Italy	7,079,000	EUR	10,287,936
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $975,746,600)				975,528,526
Corporate Notes in Reorganization (Cost $19,594) 0.0%
[c,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594		—

		Shares
Companies in Liquidation 1.1%
[a]Adelphia Recovery Trust	United States	99,967,609		599,806
[g]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115		240,102
[a,b,c,d]CB FIM Coinvestors LLC	United States	43,105,703		—
[a,f,g]Century Communications Corp., Contingent Distribution	United States	33,138,000		—
[a,c]FIM Coinvestor Holdings I, LLC	United States	53,924,666		—
[a,l]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670		185,011,495
[a,f,g]Tribune Litigation Trust, Contingent Distribution	United States	995,004		—

Mutual Shares Fund
Statement of Investments, March 31, 2014 (unaudited) (continued)
[a,f,g]Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000		—
		Principal Amount*
[f,k]Peregrine Investments Holdings Ltd.,
6.70%, 1/15/98	Hong Kong	95,000,000	JPY	—
6.70%, 6/30/00	Hong Kong	250,000,000	JPY	—
zero cpn., 1/22/98	Hong Kong	500,000		—
[f,k]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	22,710,000		—
Total Companies in Liquidation (Cost $197,146,904)				185,851,403

Municipal Bonds (Cost $41,547,215) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$44,506,000		41,571,274

Total Investments before Short Term Investments (Cost $10,867,940,363)				14,969,609,582
Short Term Investments 8.4%
U.S. Government and Agency Securities 8.4%
[m]FHLB, 4/01/14	United States	27,500,000		27,500,000
[m]U.S. Treasury Bills,
8/21/14	United States	222,000,000		221,952,936
[n]4/03/14 - 9/25/14	United States	1,130,000,000		1,129,887,279
Total U.S. Government and Agency Securities (Cost $1,379,270,434)				1,379,340,215
Total Investments (Cost $12,247,210,797) 99.8%				16,348,949,797
Other Assets, less Liabilities 0.2%				32,780,838
Net Assets 100.0%				$16,381,730,635

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding holdings of 5% voting securities.
c See Note 5 regarding restricted securities.
d At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $384,057,184, representing 2.34% of net assets.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $103,659,508, representing 0.60% of net assets.
g Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h Security purchased on a when-issued basis.
i The coupon rate shown represents the rate at period end.
j Income may be received in additional securities and/or cash.
k Defaulted security or security for which income has been deemed uncollectible.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At March 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $36,771,894, representing 0.22% of net assets.

Mutual Shares Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

At March 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of	Notional	Expiration	Unrealized		Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD		Short	1,284	$221,072,700	6/16/14	$1,508,117		$-
GBP/USD		Short	2,518	262,218,225	6/16/14	-		(648,420)
Unrealized appreciation (depreciation)						1,508,117		(648,420)
Net unrealized appreciation (depreciation)						$859,697

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation		Depreciation
Euro	BANT	Buy	5,775,068	$7,943,727	4/16/14		$12,900	$-
Euro	BANT	Sell	56,975,964	77,437,457	4/16/14		-	(1,061,447)
Euro	BBU	Buy	14,076,527	19,353,759	4/16/14		40,243	-
Euro	BBU	Sell	62,701,819	85,255,977	4/16/14		-	(1,131,751)
Euro	BONY	Buy	1,766,544	2,430,959	4/16/14		2,905	-
Euro	BONY	Sell	989,222	1,354,177	4/16/14		-	(8,728)
Euro	FBCO	Sell	3,685,448	5,033,177	4/16/14		-	(44,467)
Euro	HSBC	Buy	4,729,815	6,489,583	4/16/14		26,942	-
Euro	HSBC	Sell	5,173,879	7,051,917	4/16/14		-	(76,419)
Euro	SCBT	Buy	2,458,576	3,380,422	4/16/14		6,893	-
Euro	SCBT	Sell	3,429,540	4,662,258	4/16/14		-	(62,807)
Euro	SSBT	Buy	1,572,142	2,162,952	4/16/14		3,074	-
Euro	SSBT	Sell	1,257,448	1,720,912	4/16/14		-	(11,543)
British Pound	BANT	Sell	46,371,361	75,075,909	4/22/14		-	(2,219,502)
British Pound	BBU	Sell	2,356,035	3,865,657	4/22/14		-	(61,567)
British Pound	FBCO	Sell	42,302,061	68,185,257	4/22/14		-	(2,327,127)
British Pound	HSBC	Sell	1,432,766	2,296,466	4/22/14		-	(91,780)
British Pound	SCBT	Sell	71,733,488	115,634,383	4/22/14		-	(3,936,606)
Euro	BANT	Sell	101,116,674	136,293,638	5/15/14		6,776	(3,020,375)
Euro	BBU	Buy	3,526,217	4,817,418	5/15/14		40,608	-
Euro	BBU	Sell	19,104,529	25,997,367	5/15/14		223	(322,938)
Euro	BONY	Sell	3,658,051	5,024,811	5/15/14		4,771	(19,614)
Euro	HSBC	Sell	11,658,191	15,932,466	5/15/14		7,004	(135,890)
Euro	SCBT	Sell	5,479,719	7,505,627	5/15/14		2,912	(46,629)
Euro	SSBT	Sell	8,408,650	11,473,280	5/15/14		-	(111,217)
Euro	BANT	Sell	2,903,773	3,922,169	5/19/14		-	(78,304)
British Pound	BANT	Buy	18,614,674	30,717,309	5/21/14		304,169	-
British Pound	BANT	Sell	3,690,576	6,162,120	5/21/14		11,751	-
British Pound	BBU	Buy	18,278,114	30,140,580	5/21/14		320,019	-
British Pound	BBU	Sell	158,219,622	255,199,340	5/21/14		38,884	(8,513,597)
British Pound	BONY	Buy	6,454,271	10,740,391	5/21/14		15,695	-
British Pound	BONY	Sell	1,275,002	2,125,367	5/21/14		568	-
British Pound	FBCO	Sell	1,171,008	1,952,258	5/21/14		765	-

Mutual Shares Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

British Pound	HSBC	Buy	15,303,076	25,238,357	5/21/14	264,321	-
British Pound	HSBC	Sell	101,780,627	163,663,248	5/21/14	-	(5,954,844)
British Pound	SCBT	Buy	11,451,094	19,058,425	5/21/14	24,899	-
British Pound	SSBT	Buy	31,364,982	52,148,462	5/21/14	121,490	-
Euro	BANT	Buy	25,485,746	35,360,301	7/17/14	-	(250,479)
Euro	BANT	Sell	61,694,079	83,902,766	7/17/14	-	(1,088,591)
Euro	BBU	Buy	11,989,608	16,636,089	7/17/14	1,343	(120,239)
Euro	BBU	Sell	1,092,741	1,483,883	7/17/14	-	(21,505)
Euro	HSBC	Buy	1,896,914	2,630,378	7/17/14	-	(17,140)
Euro	HSBC	Sell	7,804,784	10,613,888	7/17/14	-	(138,183)
Euro	SCBT	Sell	48,346,063	65,750,646	7/17/14	-	(852,140)
Euro	SSBT	Sell	901,970	1,234,860	7/17/14	-	(7,717)
British Pound	BANT	Sell	59,352,276	96,833,238	7/21/14	-	(2,030,837)
British Pound	BBU	Sell	98,920,460	161,339,270	7/21/14	-	(3,434,189)
British Pound	FBCO	Buy	744,754	1,246,186	7/21/14	-	(5,637)
British Pound	HSBC	Sell	17,228,047	28,271,226	7/21/14	-	(425,820)
British Pound	SSBT	Buy	385,246	644,975	7/21/14	-	(3,264)
South Korean Won	BANT	Buy	5,080,925,130	4,690,457	8/12/14	48,985	-
South Korean Won	BANT	Sell	43,277,368,751	40,213,350	8/12/14	17,286	(172,678)
South Korean Won	FBCO	Buy	3,414,166,207	3,165,497	8/12/14	19,207	-
South Korean Won	FBCO	Sell	92,611,417,571	86,094,646	8/12/14	24,799	(317,255)
South Korean Won	HSBC	Buy	6,106,783,110	5,666,044	8/12/14	30,309	-
South Korean Won	HSBC	Sell	86,254,190,542	80,267,259	8/12/14	38,406	(228,284)
Swiss Franc	BANT	Sell	11,690,339	13,334,658	8/12/14	96,864	(2,076)
Swiss Franc	BBU	Sell	3,302,550	3,791,106	8/12/14	50,810	-
Swiss Franc	BONY	Sell	318,255	360,189	8/12/14	-	(251)
Swiss Franc	HSBC	Sell	220,232	251,292	8/12/14	1,868	-
Swiss Franc	SSBT	Sell	2,810,300	3,188,190	8/12/14	7,686	(2,296)
British Pound	BANT	Sell	25,274,929	42,224,296	8/19/14	133,204	-
British Pound	BBU	Sell	51,944,978	86,748,113	8/19/14	242,592	-
British Pound	HSBC	Sell	38,958,733	65,076,668	8/19/14	197,527	-
Euro	BANT	Sell	29,747,967	40,699,086	8/29/14	-	(282,104)
Euro	BBU	Sell	29,748,252	40,670,025	8/29/14	-	(311,558)
Unrealized appreciation (depreciation)						2,168,698	(38,949,395)
Net unrealized appreciation (depreciation)							$(36,780,697)

a May be comprised of multiple contracts using the same currency and settlement date.

Mutual Shares Fund

Statement of Investments, March 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of seven funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

Certain funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Mutual Beacon Fund – Futures, forwards and options
Mutual European Fund – Futures and forwards
Mutual Financial Services Fund – Futures and forwards
Mutual Global Discovery Fund – Futures and forwards
Mutual International Fund – Forwards
Mutual Quest Fund – Futures, forwards and options
Mutual Shares Fund – Futures and forwards

4. INCOME TAXES

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Mutual Beacon	Mutual European	Mutual Financial
	Fund	Fund	Services Fund

Cost of investments	$3,345,775,023	$2,524,274,285	$348,590,627

Unrealized appreciation	$1,133,015,666	$601,257,708	$110,930,642
Unrealized depreciation	(144,443,233)	(57,904,284)	(35,880,990)
Net unrealized appreciation (depreciation)	$988,572,433	$543,353,424	$75,049,652

	Mutual Global	Mutual	Mutual Quest
	Discovery Fund	International Fund	Fund

Cost of investments	$19,042,791,884	$55,778,131	$5,196,806,454

Unrealized appreciation	$6,243,186,201	$10,817,631	$1,047,614,170
Unrealized depreciation	(589,734,283)	(2,156,431)	(193,273,152)
Net unrealized appreciation (depreciation)	$5,653,451,918	$8,661,200	$854,341,018

Mutual Shares
Fund

Cost of investments	$12,270,243,111

Unrealized appreciation	$4,551,957,471
Unrealized depreciation	(473,250,785)
Net unrealized appreciation (depreciation)	$4,078,706,686

5. RESTRICTED SECURITIES

At March 31, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/Shares/		Acquisition
Units/Warrants	Issuer	Dates	Cost	Value
Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$10,848	$-
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
1,065,450	First Southern Bancorp Inc.	1/27/10 - 7/07/10	22,480,995	6,352,426
1,821	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	1,821,000	4,204,981
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	503,686
22,836,904	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	18,692,218	20,079,805
106,700	Olympus Re Holdings Ltd.	12/19/01	9,995,768	-
5,455	PMG LLC	3/22/04	381,819	365,237
	Total Restricted Securities (Value is 0.73% of Net Assets)		$55,272,912	$31,506,135

Mutual European Fund
16,127,149	Euro Wagon LP	12/08/05 - 1/02/08	$6,282,509	$16,384,352
16,080	Olympus Re Holdings Ltd.	12/19/01	1,506,391	-
	Total Restricted Securities (Value is 0.53% of Net Assets)		$7,788,900	$16,384,352

Mutual Financial Services Fund
456,903	The Bankshares Inc.	3/22/07	$4,569,030	$2,145,594
8,117	[a] Columbia Banking System Inc., w ts., C, 10/23/16	10/23/09	-	1,617,499
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
110,792	First Southern Bancorp Inc.	1/27/10 - 7/07/10	2,337,711	660,564
190	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	190,000	438,741
3,000,000	Hightow er Holding LLC, pfd., A	3/31/08 - 1/05/10	2,362,324	2,562,600
968,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	2,420,000	1,602,137
7,480	Olympus Re Holdings Ltd.	12/19/01	700,734	-
	Total Restricted Securities (Value is 2.09% of Net Assets)		$12,579,799	$9,027,135

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $5,492,922 as of March 31, 2014.

Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	07/01/10 - 11/30/12	$8,893	$-
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
3,048,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	7,620,000	5,044,745
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	675,885
35,491,081	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	29,095,371	31,206,243
47,160	Olympus Re Holdings Ltd.	12/19/01	4,417,998	-
	Total Restricted Securities (Value is 0.15% of Net Assets)		$43,678,760	$36,926,873

Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$9,272	$-
16,133,491	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,363,058	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,569,318	418,167
18,661,349	International Automotive Components Group North America, LLC	1/02/06 - 3/18/13	15,279,344	16,408,364
97,300	Olympus Re Holdings Ltd.	12/19/01	9,115,166	-
	Total Restricted Securities (Value is 0.27% of Net Assets)		$25,973,100	$16,826,531

Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$19,594	$-
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
50,163	[a] Columbia Banking System Inc., w ts., C, 10/23/16	10/23/09	-	$9,996,132
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
453,016	First Southern Bancorp Inc.	1/27/10 - 7/07/10	9,558,638	2,700,972
774	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	774,000	1,787,290
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	1,280,273
63,079,866	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	51,662,536	55,464,233
202,380	Olympus Re Holdings Ltd.	12/19/01	18,959,171	-
	Total Restricted Securities (Value is 0.44% of Net Assets)		$85,778,617	$71,228,900

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $31,429,097 as of March 31, 2014.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the three months ended March 31, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income		Gain (Loss)
Mutual Beacon Fund
Controlled Affiliates[a]
PMG LLC	17,621	-	12,166	5,455	$365,237		$-	$(186,446)
Non-Controlled Affiliates
CB FIM Coinvestors LLC	15,831,950	-	-	15,831,950	$-		$-	$-
First Southern Bancorp Inc.	1,065,450	-	-	1,065,450	6,352,426		-	-
First Southern Bancorp Inc., cvt. pfd., C	1,821	-	-	1,821	4,204,981		-	-
Polaris Financial Technology Ltd.	7,108,509	-	-	7,108,509	22,765,233		-	-
Total Non-Controlled Affiliates					$33,322,640		$-	$-
Total Affiliated Securities (Value is 0.78% of Net Assets)					$33,687,877		$-	$(186,446)

Mutual European Fund
Controlled Affiliates [a]
Euro Wagon LP (Value is 0.53% of Net Assets)	16,127,149	-	-	16,127,149	$16,384,352	$-	$-

Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp.	226,100	-	-	226,100	$90,440	$-	$-
Protector Forsikring ASA	4,479,410		- 862,454	3,616,956	16,913,801	-	2,058,596
Total Affiliated Securities (Value is 3.93% of Net Assets)					$17,004,241	$-	$2,058,596

Mutual Global Discovery Fund
Non-Controlled Affiliates
Imagine Group Holdings Ltd.	566,317		- 566,317	-	$-	$-	$(1,854,806)
International Automotive Components Group North America, LLC	35,491,081	-	-	35,491,081	31,206,243	-	-
New Page Holdings Inc.	583,268	-	-	583,268	52,494,120	414,120	-
Total Affiliated Securities (Value is 0.34% of Net Assets)					$83,700,363	$414,120	$(1,854,806)

Mutual Quest Fund
Non-Controlled Affiliates
Imagine Group Holdings Ltd.	350,236		- 350,236	-	$-	$-	$(1,147,096)
KGen Pow er Corp., 144A	5,377,461	-	-	5,377,461	2,957,604	-	-
Total Affiliated Securities (Value is 0.05% of Net Assets)					$2,957,604	$-	$(1,147,096)

Mutual Shares Fund
Controlled Affiliates [a]
CB FIM Coinvestors LLC	43,105,703	-	-	43,105,703	$-	$-	$-

Non-Controlled Affiliates
Alexander's Inc.	326,675	-	-	326,675	$117,926,408	$1,061,694	$-
Bond Street Holdings LLC, A, 144A	1,647,570	-	-	1,647,570	28,008,690	-	-
Federal Signal Corp.	3,360,800	-	-	3,360,800	50,075,920	-	-
Guaranty Bancorp	1,146,366	-	-	1,146,366	16,335,716	57,318	-
International Automotive Components Group Brazil LLC	7,234,813	-	-	7,234,813	1,280,273	-	-
International Automotive Components Group North America, LLC	63,079,866	-	-	63,079,866	55,464,233	-	-
White Mountains Insurance Group Ltd.	655,346	-	-	655,346	393,142,066	655,346	-
Total Non-Controlled Affiliates					$662,233,306	$1,774,358	$-
Total Affiliated Securities (Value is 4.04% of Net Assets)					$662,233,306	$1,774,358	$-

[a]Issuer in w hich the Fund ow ns 25% or more of the outstanding voting securities.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$20,583,491		$20,583,491
Banks	243,589,699	-	10,557,407		254,147,106
Consumer Finance	-	6,115	-		6,115
Machinery	4,691,343	16,824,082	-		21,515,425
Metals & Mining	117,586,640	-	365,237		117,951,877
Real Estate Management & Development	5,447,104	-	73,183,648		78,630,752
All Other Equity Investments[b]	3,217,909,272	-	-	c	3,217,909,272
Corporate Bonds, Notes and Senior Floating Rate Interests	-	296,288,624	-		296,288,624
Corporate Notes in Reorganization	-	-	-	c	-
Companies in Liquidation	289,612	71,905,018	-	c	72,194,630
Municipal Bonds	-	11,008,831	-		11,008,831
Options Purchased	-	8,163,294	-		8,163,294
Short Term Investments	221,880,999	14,067,040	-		235,948,039
Total Investments in Securities	$3,811,394,669	$418,263,004	$104,689,783		$4,334,347,456

Other Financial Instruments
Futures Contracts	$617,820	$-	$-		$617,820
Forw ard Exchange Contracts	-	1,564,360	-		1,564,360
Total Other Financial Instruments	$617,820	$1,564,360	$-		$2,182,180
Liabilities:
Other Financial Instruments
Securities Sold Short	$24,720,963	$-	$-		$24,720,963
Futures Contracts	260,054	-	-		260,054
Forw ard Exchange Contracts	-	17,841,651	-		17,841,651
Total Other Financial Instruments	$24,981,017	$17,841,651	$-		$42,822,668

Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Capital Markets	$13,698,685	$-	$9,991		$13,708,676
Energy Equipment & Services	8,285,701	-	24,717,609		33,003,310
Machinery	54,992,493	9,582,919	-		64,575,412
Oil, Gas & Consumable Fuels	146,552,919	-	16,384,352		162,937,271
Real Estate Management & Development	-	-	1,396,136		1,396,136
All Other Equity Investments[b]	2,468,178,471	-	-	c	2,468,178,471
Corporate Bonds and Notes	-	7,999,912	-		7,999,912
Corporate Notes in Reorganization	-	2,850,000	-		2,850,000
Short Term Investments	283,478,521	29,500,000	-		312,978,521
Total Investments in Securities	$2,975,186,790	$49,932,831	$42,508,088		$3,067,627,709

Other Financial Instruments
Futures Contracts	$2,084,799	$-	$-		$2,084,799
Forw ard Exchange Contracts	-	2,035,400	-		2,035,400
Total Other Financial Instruments	$2,084,799	$2,035,400	$-		$4,120,199

Liabilities:
Other Financial Instruments
Futures Contracts	$402,740	$-	$-		$402,740
Forw ard Exchange Contracts	-	31,101,669	-		31,101,669
Total Other Financial Instruments	$402,740	$31,101,669	$-		$31,504,409

Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Banks	$99,438,981	$4,249,250	$9,732,371		$113,420,602
Capital Markets	17,577,954	-	1,806		17,579,760
Consumer Finance	6,172,184	515	-		6,172,699
Diversified Financial Services	27,964,851	-	4,164,737		32,129,588
All Other Equity Investments[b]	212,060,334	-	-	c	212,060,334
Corporate Bonds	-	2,262,222	-		2,262,222
Companies in Liquidation	-	3,417,085	-	c	3,417,085
Short Term Investments	26,997,989	9,600,000	-		36,597,989
Total Investments in Securities	$390,212,293	$19,529,072	$13,898,914		$423,640,279

Other Financial Instruments
Futures Contracts	$76,332	$-	$-		$76,332
Forw ard Exchange Contracts	-	232,257	-		232,257
Total Other Financial Instruments	$76,332	$232,257	$-		$308,589

Liabilities:
Other Financial Instruments
Futures Contracts	$26,262	$-	$-		$26,262
Forw ard Exchange Contracts	-	2,560,710	-		2,560,710
Total Other Financial Instruments	$26,262	$2,560,710	$-		$2,586,972

Mutual Global Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$147,886,428	$-	$31,882,128		$179,768,556
Banks	2,524,387,278	74,838,949	-		2,599,226,227
Capital Markets	186,706,470	-	38,082		186,744,552
Consumer Finance	-	4,645	-		4,645
Diversified Financial Services	409,369,623	-	5,044,745		414,414,368
Machinery	277,884,411	84,377,845	-		362,262,256
Paper & Forest Products	113,671,829	52,494,120	-		166,165,949
Real Estate Management & Development	29,009,403	-	39,247,215		68,256,618
All Other Equity Investments[b]	17,356,372,184	-	-	c	17,356,372,184
Corporate Bonds, Notes and Senior Floating Rate Interests	-	1,233,189,683	-		1,233,189,683
Corporate Notes in Reorganization	-	-	-	c	-
Companies in Liquidation	272,866	258,550,725	-	c	258,823,591
Municipal Bonds	-	62,304,604	-		62,304,604
Short Term Investments	1,756,671,529	52,039,040	-		1,808,710,569
Total Investments in Securities	$22,802,232,021	$1,817,799,611	$76,212,170		$24,696,243,802

Other Financial Instruments
Futures Contracts	$6,148,666	$-	$-		$6,148,666
Forw ard Exchange Contracts	-	5,418,008	-		5,418,008
Total Other Financial Instruments	$6,148,666	$5,418,008	$-		$11,566,674

Liabilities:
Other Financial Instruments
Futures Contracts	$1,211,381	$-	$-		$1,211,381
Forw ard Exchange Contracts	-	86,846,727	-		86,846,727
Total Other Financial Instruments	$1,211,381	$86,846,727	$-		$88,058,108

Mutual International Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Capital Markets	$1,427,874	$-	$228		$1,428,102
Machinery	1,396,357	189,908	-		1,586,265
All Other Equity Investments[b]	58,074,589	-	-		58,074,589
Corporate Bonds and Notes	-	150,525	-		150,525
Short Term Investments	1,799,850	1,400,000	-		3,199,850
Total Investments in Securities	$62,698,670	$1,740,433	$228		$64,439,331

Other Financial Instruments
Forw ard Exchange Contracts	$-	$61,560	$-		$61,560

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$427,058	$-		$427,058

Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$7,588,028	$-	$16,826,531		$24,414,559
Consumer Finance	-	4,985	-		4,985
Real Estate Management & Development	-	-	60,308,366		60,308,366
All Other Equity Investments[b]	3,942,911,660	-	-	c	3,942,911,660
Corporate Bonds, Notes and Senior Floating Rate Interests	-	969,041,863	-		969,041,863
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	569,452,154	-	c	569,452,154
Companies in Liquidation	229,528	202,844,917	-	c	203,074,445
Asset-Backed Securities	-	31,126,651	-		31,126,651
Municipal Bonds	-	15,616,549	-		15,616,549
Options Purchased	4,420,000	-	-		4,420,000
Short Term Investments	230,776,240	-	-		230,776,240
Total Investments in Securities	$4,185,925,456	$1,788,087,119	$77,134,897		$6,051,147,472

Other Financial Instruments
Futures Contracts	$1,028,915	$-	$-		$1,028,915
Forw ard Exchange Contracts	-	2,228,453	-		2,228,453
Total Other Financial Instruments	$1,028,915	$2,228,453	$-		$3,257,368

Liabilities:
Other Financial Instruments
Options Written	$8,677,500	$-	$-		$8,677,500
Securities Sold Short	-	47,749,162	-		47,749,162
Futures Contracts	260,352	-	-		260,352
Forw ard Exchange Contracts	-	20,904,560	-		20,904,560
Total Other Financial Instruments	$8,937,852	$68,653,722	$-		$77,591,574

Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$56,744,506		$56,744,506
Banks	1,249,572,158	2,512,499	42,493,084		1,294,577,741
Consumer Finance	-	10,610	-		10,610
Machinery	253,389,954	60,899,123	-		314,289,077
Real Estate Management & Development	41,543,410	-	103,659,508		145,202,918
All Other Equity Investments[b]	11,955,833,527	-	-	c	11,955,833,527
Corporate Bonds, Notes and Senior Floating Rate Interests	-	975,528,526	-	c	975,528,526
Companies in Liquidation	599,806	185,251,597	-	c	185,851,403
Municipal Bonds	-	41,571,274	-		41,571,274
Short Term Investments	1,351,840,215	27,500,000	-		1,379,340,215
Total Investments in Securities	$14,852,779,070	$1,293,273,629	$202,897,098		$16,348,949,797

Other Financial Instruments
Futures Contracts	$1,508,117	$-	$-		$1,508,117
Forw ard Exchange Contracts	-	2,168,698	-		2,168,698
Total Other Financial Instruments	$1,508,117	$2,168,698	$-		$3,676,815

Liabilities:
Other Financial Instruments
Futures Contracts	$648,420	$-	$-		$648,420
Forw ard Exchange Contracts	-	38,949,395	-		38,949,395
Total Other Financial Instruments	$648,420	$38,949,395	$-		$39,597,815

alncludes common, convertible preferred and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at March 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the three months ended March 31, 2014, are as follows:

													Net Change in
													Unrealized Appreciation
	Balance at												(Depreciation) on
	Beginning of				Transfers Into		Transfers Out of	Cost Basis	Net Realized Gain	Net Unrealized Gain		Balance at End of	Assets Held at Period
	Period	Purchases Sales				Level 3[a]	Level 3[b]	Adjustments[c]	(Loss)		(Loss)	Period	End

Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$13,476,099		$-	$-		$-	$-	$-	$-		$7,107,392	$20,583,491	$7,107,392
Banks	8,535,200		-	-		-	-	-	-		2,022,207	10,557,407	2,022,207
Metals & Mining	934,094		-	(665,204)		-	-	-	(186,453)		282,800	365,237	76,090
Real Estate Management & Development	52,039,512		-	-		-	-	-	-		21,144,136	73,183,648	21,144,136
Total	$74,984,905		$-	$(665,204)		$-	$-	$-	$(186,453	) $	30,556,535	$104,689,783	$30,349,825

Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Capital Markets	$109,153		$-	$-		$-	$-	$(93,120)	$-		$(6,042)	$9,991	$(6,042)
Energy Equipment & Services	-		-	-		27,473,165	-	-	-		(2,755,556)	24,717,609	(2,755,556)
Oil, Gas & Consumable Fuels	16,886,505		-	-		-	-	-	-		(502,153)	16,384,352	(502,153)
Real Estate Management & Development	992,766		-	-		-	-	-	-		403,370	1,396,136	403,370
Total	$17,988,424		$-	$-	$27,473,165		$-	$(93,120)	$-		$(2,860,381)	$42,508,088	$(2,860,381)

Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Capital Markets	$19,734		$-	$-		$-	$-	$(17,968)	$-		$40	$1,806	$40
Banks	8,900,266		-	-		-	-	-	-		832,105	9,732,371	832,105
Diversified Financial Services	4,700,233		-	-		-	-	-	-		(535,496)	4,164,737	(535,496)
Insurance	501,418	e	-	(478,104)		-	-	-	(224,781)		201,467	-	-
Total	$14,121,651		$-	$(478,104	) $	-	$-	$(17,968)	$(224,781	) $	498,114	$13,898,914	$296,648

Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$11,019,335		$-	$-		$-	$-	$-	$-		$5,807,196	$16,826,531	$5,807,196
Insurance	2,558,824	e	-	(2,439,846)		-	-	-	(1,147,096)		1,028,118	-	-
Leisure Equipment & Products	28,675,515		-	-		-	(24,340,860)	-	-		(4,334,655)	-	-
Real Estate Management & Development	42,884,142		-	-		-	-	-	-		17,424,224	60,308,366	17,424,224
Total	$85,137,816		$-	$(2,439,846	) $	-	$(24,340,860)	$-	$(1,147,096	) $	19,924,883	$77,134,897	$23,231,420

Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$37,101,336		$-	$-		$-	$-	$-	$-		$19,643,170	$56,744,506	$19,643,170
Banks	37,831,649		-	-		-	-	-	-		4,661,435	42,493,084	4,661,435
Real Estate Management & Development	73,710,322		-	-		-	-	-	-		29,949,186	103,659,508	29,949,186
Total	$148,643,307		$-	$-		$-	$-	$-	$-		$54,253,791	$202,897,098	$54,253,791

[a]The investment w as transferred into Level 3 as a result of its fair value being determined using a significant unobservable input.
[b]The investments w ere transferred out of Level 3 as a result of the removal of a significant unobservable valuation input.
[c]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[d]Includes common, convertible preferred and preferred stocks as w ell as other equity investments.
[e]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2014, are as follows:

						Impact to
						Fair Value if
	Fair Value at End					Input
Description	of Period	Valuation Technique	Unobservable Inputs	Amount/Range		Increases[a]
Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$20,079,805	Market comparables	Discount for lack of marketability	10%		Decrease[c]
			EV / EBITDA multiple	4.1	x	Increase[d]
Banks
	10,557,407	Market comparables	Discount for lack of marketability	5%		Decrease[c]

Real Estate Management & Development	73,183,648	Market comparables	Discount for lack of marketability	8%		Decrease[c]
All Other Investments[e]	868,923
Total	$104,689,783

Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:
Oil, Gas & Consumable Fuels	$16,384,352	Market comparables	Discount for lack of marketability	15%		Decrease[c]
All Other Investments[e]	26,123,736
Total	$42,508,088

Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Banks	$4,862,398	Market comparables	Discount for lack of marketability	5% - 10%		Decrease[c]
			Price / tangible book multiple	1.3	x	Increase[c]
		Option pricing model	Stock price volatility	27.9%		Increase
		Discounted cash flow
Diversified Financial Services	4,164,737	model	Cost of equity	17% Decrease
			Long-term revenue grow th rate	6.2% - 25.0%		Increase[d]
			Adjusted EBITDA margin	8.2% - 20.4%		Increase[d]
All Other Investments[e]	4,871,779
Total	$13,898,914

Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$16,408,364	Market comparables	Discount for lack of marketability	10%		Decrease[c]
			EV / EBITDA multiple	4.1	x	Increase[d]

Real Estate Management & Development	60,308,366	Market comparables	Discount for lack of marketability	8%		Decrease[c]
All Other Investments[e]	418,167
Total	$77,134,897

Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$55,464,234	Market comparables	Discount for lack of marketability	10%		Decrease[c]
			EV / EBITDA multiple	4.1	x	Increase[d]

Real Estate Management & Development	103,659,508	Market comparables	Discount for lack of marketability	8%		Decrease[c]
All Other Investments[e]	43,773,356
Total	$202,897,098

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes common, convertible preferred and preferred stocks.
c Represents a significant impact to fair value but not net assets.
d Represents a significant impact to fair value and net assets.
e Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Laura Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  May 27, 2014

By /s/ Robert G. Kubilis

Robert G. Kubilis

Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2014